UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2008
Fundamental Equity Growth Funds
Capital Growth Concentrated Growth Growth Opportunities Small/ Mid Cap Growth Strategic Growth All Cap Growth

Goldman Sachs Fundamental Equity Growth Funds

■	CAPITAL GROWTH

■	CONCENTRATED GROWTH

■	GROWTH OPPORTUNITIES

■	SMALL/MID CAP GROWTH

■	STRATEGIC GROWTH

■	ALL CAP GROWTH
TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Letters to Shareholders and Performance Summaries	4
Schedules of Investments	39
Financial Statements	54
Notes to the Financial Statements	61
Financial Highlights	76
Other Information	88

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs Capital Growth Fund invests primarily in large capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Concentrated Growth Fund invests primarily in U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Concentrated Growth Fund is “non-diversified” under the Investment Company Act of 1940 and may invest a large percentage of its assets in fewer issuers than “diversified” mutual funds. Because of the smaller number of stocks generally held in the Fund’s portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value of the portfolio more than it would affect a diversified fund that holds more investments.

The Goldman Sachs Growth Opportunities Fund The Goldman Sachs Growth Opportunities Fund invests in U.S. equity investments with a primary focus on mid cap companies. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The securities of mid capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

The Goldman Sachs Small/Mid Cap Growth Fund The Goldman Sachs Small/Mid Cap Growth Fund invests in equity investments with a primary focus on small and mid cap companies. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The securities of small and mid capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Strategic Growth Fund invests primarily in large capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs All Cap Growth Fund invests in U.S. equity investments in small, mid and large cap issuers. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The securities of small and mid capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
What Differentiates the Goldman Sachs Growth Team’s Investment Process?
For over 27 years, the Goldman Sachs Growth Team has consistently applied a three-step investment process based on our belief that wealth is created through the long-term ownership of growing businesses.

■ Make decisions as long-term business owners rather than as stock traders ■ Perform in-depth, fundamental research ■ Focus on long-term structural and competitive advantages	Result
Performance driven by the compounding growth of businesses over time — not short-term market movements
Long-term participation in growing businesses — less reliance on macroeconomic predictions, market timing, sector rotation or momentum

Identify high quality growth businesses.
Some required investment criteria include:
■  Established brand names
■  Dominant market shares
■  Pricing power
■  Recurring revenue streams
■  Free cash flow
■  Long product life cycles
■  Favorable long-term growth prospects
■ Excellent management	Result Investment in businesses that we believe are strategically positioned for consistent, sustainable long-term growth

■ Perform rigorous valuation analysis of every potential investment
■ Use valuation tools and analytics to ensure that the high-quality business franchises we have identified also represent sound investments	Result Good investment decisions based on solid understanding of what each business is worth Attractive buying opportunities as the stock prices of quality growth businesses fluctuate over time

PORTFOLIO RESULTS
Goldman Sachs Capital Growth Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Capital Growth Fund during the six-month reporting period that ended February 29, 2008.
 Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -8.89%, -9.25%, -9.21%, -8.71% and -8.91%, respectively. These returns compare to the -6.56% cumulative total returns of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period. During the period from their inception on November 30, 2007 through February 29, 2008, the Fund’s Class R and IR shares generated cumulative total returns of -10.77% and -10.69%, respectively. These returns compare to the -9.96% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period.

The Fund generated a negative return and underperformed its benchmark, the Russell 1000 Growth Index, during the six-month period. This was primarily due to weakness in some of the Fund’s Finance and Consumer Discretionary holdings. Conversely, select Technology and Energy businesses were positive contributors to the Fund’s relative performance.

Shares of Freddie Mac detracted from the performance of the Fund after the company announced higher future credit loss expectations than we had estimated. We were of the belief that Freddie Mac would not experience meaningfully higher credit losses because of its high quality, mostly prime, mortgage portfolio. As we had expected, Freddie Mac recently began reporting timely financials and subsequently the Office of Federal Housing Enterprise Oversight (OFHEO) lifted its previous restrictions of portfolio growth by government sponsored enterprises (such as Freddie Mac) effective March 1, 2008. We believed that Freddie Mac’s timely reporting of financials would benefit the company as the OFHEO would likely eventually lift its 30% surcharge on capital it had previously placed on the company (the regulatory capital Freddie Mac is required to maintain on its balance sheet). This would put Freddie Mac in a position of having excess capital, which would enable it either to buy back stock or profitably grow its portfolio at more attractive spreads. However, because of the increase in credit loss expectations and higher write-downs to its existing portfolio, we now believe the reduction, and eventual elimination, of the capital surcharge for Freddie Mac is further down the road than we had previously anticipated. Because of this change, we believe there is a greater risk that Freddie Mac may need to raise more capital in a very difficult market, which could hurt existing shareholders. As a result, our evaluation of Freddie Mac’s growth prospects changed and we decided to eliminate the position and allocate the capital to companies in which we have higher conviction.

Despite reporting strong earnings during the period, Cisco Systems, Inc. detracted from performance. Shares of the company were down as an earnings report detailed slower than expected U.S. enterprise growth. Overall, Cisco posted strong sales growth, particularly in international markets and reaffirmed a target long-term growth rate in the mid teens. We continue to have conviction in Cisco as a global leader in networking and communications products and believe the company will be able to meet our expectations for long-term growth.

PORTFOLIO RESULTS

Holdings in Energy companies positively contributed to performance during the period as the price of oil hit a record high. Oil well services & equipment business, Weatherford International, independent oil and gas company, Quicksilver Resources, Inc., and oil sands producer, Suncor, Inc., were among the top contributors to performance during the period. Shares of Weatherford rose as the company was awarded a multimillion dollar contract by Sakhalin Energy Investment Company (a consortium including Royal Dutch Shell, Russia’s Gazprom and Japan’s Mitsui). Under the terms of the deal, Weatherford will provide its casing running and drilling services for the consortium’s Sakhalin II project, which is one of the largest integrated oil and gas development ventures in the world. We believe Weatherford has a competitive advantage, given its patented technology on case drilling, which is a drilling area still in its infancy. Quicksilver Resources reported an increase in fiscal fourth quarter profit, driven by an increase in production and higher pricing. Suncor also contributed to performance given rising energy prices. We believe Suncor is positioned for sustainable growth as it continues to initiate upgrades and increase production efficiency. The company recently announced that its Commerce City and Sarnia Ontario refineries will be ramped up to full production now that their planned maintenance operations have been completed. We believe our energy holdings are competitively positioned in their industries and are poised to deliver long-term growth.
  Portfolio Composition

The Fund invests primarily in large-capitalization U.S. equity investments. Since the Fund’s inception, we have focused on several key investment criteria that we believe can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. We strive to purchase companies with these characteristics at reasonable valuations in order to capture the full benefits of their growth.
  Portfolio Highlights

Although the Fund underperformed its benchmark over the reporting period, there were a number of holdings that enhanced its performance, including the following:

■	Research In Motion Ltd. — Research In Motion was the top contributor to performance during the reporting period as the company continues to benefit from subscriber growth and expanding business opportunities in key markets. We believe Research In Motion’s growth prospects are favorable as businesses continue to advance the adoption of mobile email and introduce it more deeply within their organizations. In addition, its consumer-focused BlackBerry products are broadening the brand’s appeal into a larger market. We have high conviction in Research In Motion as its sales in the U.S. remain strong and international demand is solid. In our view, BlackBerry’s strong brand name and superior technology provide a competitive advantage over substitute products.

PORTFOLIO RESULTS

■	Activision, Inc. — Shares of video game developer Activision rose during the period. The company benefited from strong sales of popular games such as Guitar Hero 3 and Call of Duty 4. Both of these games are nearly sold out at retail stores. In addition, French entertainment firm Vivendi announced that it would merge its video game division with Activision to create Activision Blizzard. We believe this is a compelling opportunity for the new organization as there should be many synergies that result from the merger. We believe the gaming cycle has started to take off and continue to have conviction in Activision. In our view, Activision is well positioned with a strong franchise of new videogame titles.

■	QUALCOMM, Inc. — QUALCOMM contributed to performance during the period after the company reported strong earnings amid market uncertainty. The company benefited from an improved mix of higher margin chips that are needed for cell phones with Internet and downloading capabilities. The demand for these advanced phones continues to increase with the proliferation of wireless email and mobile Internet. The company also provided strong guidance for next quarter, driven by these factors. We believe QUALCOMM’s established chip franchise has sustainable growth potential as advanced mobile devices become standard.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Investment Team

New York, March 13, 2008

FUND BASICS
Capital Growth Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007-
February 29, 2008	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]

Class A	-8.89%	-6.56%
Class B	-9.25	-6.56
Class C	-9.21	-6.56
Institutional	-8.71	-6.56
Service	-8.91	-6.56

November 30, 2007-February 29, 2008

Class R	-10.77%	-9.96%

Class IR	-10.69	-9.96

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	3.57%	9.02%	4.42%	10.14%	4/20/90
Class B	3.69	9.16	4.23	7.31	5/1/96
Class C	7.80	9.45	4.25	4.72	8/15/97
Institutional	9.99	10.70	5.43	5.91	8/15/97
Service	9.47	10.15	4.90	10.43[4]	4/20/90
Class R	N/A	N/A	N/A	0.62	11/30/07
Class IR	N/A	N/A	N/A	0.66	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end, except for Class R and IR Shares, which are cumulative total returns. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[4]	Performance data for Service Shares prior to August 15, 1997 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Capital Growth Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[5]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.40%	1.43%
Class B	2.15	2.18
Class C	2.15	2.18
Institutional	1.00	1.03
Service	1.50	1.53
Class R	1.65	1.68
Class IR	1.15	1.18

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[6]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	3.6%	Software
Suncor Energy, Inc.	3.5	Oil, Gas & Consumable Fuels
Cisco Systems, Inc.	3.0	Communications Equipment
QUALCOMM, Inc.	3.0	Communications Equipment
Weatherford International Ltd.	2.8	Energy Equipment & Services
Google, Inc.	2.6	Internet Software & Services
American Tower Corp.	2.5	Wireless Telecommunication Services
Hess Corp.	2.4	Oil, Gas & Consumable Fuels
Lowe’s Cos., Inc.	2.4	Specialty Retail
Western Union Co.	2.3	IT Services

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATIONS[7]
Percentage of Net Assets

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Goldman Sachs Concentrated Growth Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Concentrated Growth Fund during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -8.45%, -8.80%, -8.81%, -8.24% and -8.47%, respectively. These returns compare to the -6.56% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period. During the period from their inception on November 30, 2007 through February 29, 2008, the Fund’s Class R and IR shares generated cumulative total returns of -10.79% and -10.65%, respectively. These returns compare to the -9.96% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same period.

The Fund generated a negative return during the six-month period and lagged its benchmark, the Russell 1000 Growth Index. The U.S. equity markets were characterized by heightened volatility as risk aversion remained a prevalent theme for investors. Fears of a U.S. recession and lingering issues surrounding the sub-prime mortgage fallout weighed on various sectors of the market, particularly Financials. Within the Fund, its holdings in the Finance and Consumer Discretionary sectors detracted from performance during the reporting period. In contrast, strength from our Energy holding and stock selection within the Technology sector positively contributed to performance.

Shares of Freddie Mac detracted from the performance of the Fund after the company announced higher future credit loss expectations than we had estimated. We were of the belief that Freddie Mac would not experience meaningfully higher credit losses because of its high quality, mostly prime, mortgage portfolio. As we had expected, Freddie Mac recently began reporting timely financials and subsequently the Office of Federal Housing Enterprise Oversight (OFHEO) lifted its previous restrictions of portfolio growth by government sponsored enterprises (such as Freddie Mac) effective March 1, 2008. We believed that Freddie Mac’s timely reporting of financials would benefit the company as the OFHEO would likely eventually lift its 30% surcharge on capital it had previously placed on the company (the regulatory capital Freddie Mac is required to maintain on its balance sheet). This would put Freddie Mac in a position of having excess capital, which would enable it either to buy back stock or profitably grow its portfolio at more attractive spreads. However, because of the increase in credit loss expectations and higher write-downs to its existing portfolio, we now believe the reduction, and eventual elimination, of the capital surcharge for Freddie Mac is further down the road than we had previously anticipated. Because of this change, we believe there is a greater risk that Freddie Mac may need to raise more capital in a very difficult market, which could hurt existing shareholders. As a result, our evaluation of Freddie Mac’s growth prospects changed and we decided to eliminate the position and allocate the capital to companies in which we have higher conviction.

Shares of Lowe’s Companies, Inc. were down as a result of a struggling U.S. housing market that experienced fewer home sales and rising inventory. Lowe’s pulled back after the company reported a decrease in third quarter profit and lowered its full year outlook. We believe the long-term prospects are still favorable for Lowe’s as home improvement is

PORTFOLIO RESULTS

driven by an aging housing stock and 70% of the houses in the U.S. are over 25 years old. In addition, the company has reported continued increases in market share based on independent estimates. We continue to have high conviction in the long-term growth potential of Lowe’s and believe it will perform well over the long run.

Despite reporting strong earnings during the period, Cisco Systems, Inc. detracted from performance. Shares of the company were down as an earnings report detailed slower than expected U.S. enterprise growth. Overall, Cisco posted strong sales growth, particularly in international markets and reaffirmed a target long-term growth rate in the mid teens. We continue to have conviction in Cisco as a global leader in networking and communications products and believe the company will be able to meet our expectations for long-term growth.

Energy companies benefited during the reporting period as the price of oil hit record highs. Oil well services & equipment businesses, Weatherford International, and oil sands producer, Suncor, Inc., were among the top contributors to performance during the six-month period. Shares of Weatherford rose as the company was awarded a multimillion dollar contract by Sakhalin Energy Investment Company (a consortium including Royal Dutch Shell, Russia’s Gazprom and Japan’s Mitsui). Under the terms of the deal, Weatherford will provide its casing running and drilling services for the consortium’s Sakhalin II project, which is one of the largest integrated oil and gas development ventures in the world. We believe Weatherford has a competitive advantage, given its patented technology on case drilling, which is a drilling area still in its infancy. We believe our energy holdings are competitively positioned in their industries and are poised to deliver long-term growth. Suncor also positively contributed to performance given rising energy prices. We believe Suncor is positioned for sustainable growth as it continues to initiate upgrades and increase production efficiency. The company recently announced that its Commerce City and Sarnia Ontario refineries will be ramped up to full production now that their planned maintenance operations have been completed.
  Portfolio Composition

The Fund typically holds 30-45 high quality growth companies and tends to be more concentrated in individual holdings, industries and sectors than the typical broadly diversified large-cap growth fund.
  Portfolio Highlights

Although the Fund underperformed its benchmark over the reporting period, there were a number of holdings that enhanced results, including the following:

■	Research In Motion Ltd. — Research In Motion was the top contributor to performance during the reporting period as the company continues to benefit from subscriber growth and expanding business opportunities in key markets. We believe Research In Motion’s growth prospects are favorable as businesses continue to advance the adoption of mobile email and introduce it more deeply within their organizations. In addition, its consumer-focused

PORTFOLIO RESULTS

BlackBerry products are broadening the brand’s appeal into a larger market. We have high conviction in Research In Motion as its sales in the U.S. remain strong and international demand is solid. In our view, BlackBerry’s strong brand name and superior technology provide a competitive advantage over substitute products.

■	Western Union Co. — Western Union’s stock contributed to performance as the company has started to overcome headwinds that it faced earlier in the period. The company’s Mexican revenues were hampered by an Arizona state investigation of illegal immigrants. This interrupted the company’s money-transfer services and weakened Latino customer confidence. In addition, the company was hurt by special charges from its spin-off from First Data in late 2006. With these issues in the past, we believe the company may be poised for future growth as rising global migration may provide significant international opportunities. Furthermore, we are encouraged by the company’s $1 billion share repurchase authorization as it demonstrates management’s confidence in the business.

■	Yahoo, Inc. — Yahoo contributed to performance as Microsoft Corp. placed a bid to acquire the company. Shares of Yahoo moved sharply higher on the news as the market recognized the value of its underlying business. We took advantage of Yahoo’s run-up in share price and exited our position as we believe Microsoft’s bid virtually closed the gap between Yahoo’s stock price and the economic value of the business. While Yahoo’s stock benefited from Microsoft’s proposed acquisition, shares of the software giant were down as investors expressed uncertainty about the merger. We believe the bid makes strategic sense for Microsoft, as the acquisition would help it to increase its competitiveness in Internet search and advertising. Internet search is a rapidly growing area and provides the largest return on investment of any other advertising medium. In addition to search advertising, we believe Microsoft has significant opportunities for growth in its other business segments including Windows Vista, Microsoft Office, and Xbox. The Xbox product is still early in its product life cycle and we believe Microsoft should see significant margin expansion in its gaming console business going forward. We believe search advertising will continue to gain share and combining the second (Yahoo) and third (Microsoft) largest players in the space will create greater challenges for Google, Inc. In our view, Google remains the dominant market share leader in Internet searches worldwide with attractive growth prospects in online advertising, search and Internet shopping. Google is an industry innovator that continues to identify additional sources of revenue by finding new ways to sell ads. We believe that the strong secular growth of search and online advertising could support another competitor in addition to Google (such as Yahoo) and still provide significant opportunities for both companies.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Investment Team

New York, March 13, 2008

FUND BASICS
Concentrated Growth Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007-
February 29, 2008	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]

Class A	-8.45%	-6.56%
Class B	-8.80	-6.56
Class C	-8.81	-6.56
Institutional	-8.24	-6.56
Service	-8.47	-6.56

November 30, 2007-February 29, 2008

Class R	-10.79%	-9.96%
Class IR	-10.65	-9.96

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	6.92%	9.15%	8.81%	9/3/02
Class B	6.90	9.22	9.00	9/3/02
Class C	11.24	9.56	9.13	9/3/02
Institutional	13.59	10.83	10.40	9/3/02
Service	13.08	10.36	9.93	9/3/02
Class R	N/A	N/A	-0.03	11/30/07
Class IR	N/A	N/A	0.04	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end, except for Class R and IR Shares, which are cumulative total returns. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.48%	1.54%
Class B	2.23	2.29
Class C	2.23	2.29
Institutional	1.08	1.14
Service	1.58	1.64
Class R	1.73	1.79
Class IR	1.23	1.29

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business

Suncor Energy, Inc.	4.8%	Oil, Gas & Consumable Fuels
Western Union Co.	4.8	IT Services
QUALCOMM, Inc.	4.4	Communications Equipment
Hess Corp.	4.4	Oil, Gas & Consumable Fuels
Electronic Arts, Inc.	4.3	Software
American Tower Corp.	4.0	Wireless Telecommunication Services
Thermo Fisher Scientific, Inc.	3.9	Life Sciences Tools & Services
PepsiCo., Inc.	3.9	Beverages
Research In Motion Ltd.	3.8	Communications Equipment
Microsoft Corp.	3.8	Software

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATIONS[6]
Percentage of Net Assets

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
PORTFOLIO RESULTS
Goldman Sachs Growth Opportunities Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Growth Opportunities Fund during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -7.85%, -8.20%, -8.22%, -7.65% and -7.90%, respectively. These returns compare to the -7.39% cumulative total return of the Fund’s benchmark, the Russell Midcap Growth Index (with dividends reinvested), over the same time period. During the period from their inception on November 30, 2007 through February 29, 2009, the Fund’s Class R and IR shares generated cumulative total returns of -8.77% and -8.68%, respectively. These returns compare to the -9.10% cumulative total return of the Fund’s benchmark, the Russell Midcap Growth Index (with dividends reinvested), over the same period.

The Fund experienced weakness along with the overall stock market and underperformed its benchmark over the reporting period. Stock selection within the Finance sector was the main detractor from performance. On the positive side, the Fund’s Technology and Producer Goods & Services holdings were positive contributors to performance. Higher market volatility persisted and companies traded in sympathy with their respective sectors. The market gave little recognition to the differences between individual businesses within sectors. This allowed us to take advantage of buying and selling opportunities by adjusting our position sizes to reflect our current level of conviction.

FormFactor, Inc. detracted from performance after the company reported worse-than-expected fourth quarter earnings. The company has seen strong demand for its new products as the semiconductor industry is transitioning to a new architecture. Unfortunately, the company struggled to ramp up production to sufficiently meet customer demand. Rapid production ramp ups typically grow revenue and market share while temporarily sacrificing margins due to higher expenses. The company’s recent results seem to confirm this trend as FormFactor was able to grow revenues substantially but not enough to overcome rising operational costs. In addition, the upgrade to DRAM (the next generation of memory) has been slightly slower than expected in the industry. We believe FormFactor may be well positioned to benefit from the demand for probe cards, which are an interface between an electronic test system and a semiconductor wafer. In our view, the computer industry will suffer without new architectures. FormFactor is the dominant leader in chip-testing technology and we believe it has a competitive advantage as it essentially provides a consumable product for semiconductor testing since a new probe card is needed for each new architecture.

On the positive side within Technology, Netflix.com, Inc. raised guidance for the first quarter of 2008 and the full year as the company believes it will benefit from an increase in subscriber growth. In February 2008, Netflix decided to offer high definition DVDs in Sony’s Blu-Ray format only. Netflix had offered high definition DVDs in both Sony and Toshiba’s formats for the past two years. Recently, four of the six major movie studios decided only to offer movies in Blu-Ray format. This action drove Netflix to make a strategic move as it was an indication that Sony’s Blu-Ray format would become the dominant DVD format. With Toshiba recently discontinuing its HD DVD product, Blu-Ray has officially become the dominant format in the market and we believe consumers will be more likely to purchase high definition DVD players. We believe Netflix is well positioned to gain market share as competition in the industry has also decreased.

PORTFOLIO RESULTS

Amylin Pharmaceuticals, Inc. continued to face headwinds as it reported a wider loss in its fiscal fourth quarter despite an increase in revenues. In addition, the company’s 2008 outlook was below analysts’ expectations. Amylin has been affected by higher marketing costs for its diabetes drugs, Byetta and Symlin, and development costs for Byetta LAR. We believe spending on Byetta LAR will likely increase this year, as three new studies will focus on the drug. Amylin’s management believes its efforts to support physicians and patients starting Byetta therapy will be more productive in generating sales. In our view, shares of Amylin may experience near-term weakness. However, in our view, the company has attractive opportunities that may come to fruition over the long term.

Within the retail space, Coach, Inc. was the primary driver of underperformance. While two new handbag lines and higher sales of fall handbags helped in its fiscal first quarter, slower traffic in Coach’s U.S. stores has led to concerns that the company will report weak second quarter earnings. In our view, there are a number of initiatives that we believe should help Coach continue to gain market share in spite of the recent weakness. The company is expected to open 60 new stores within the next year and it has fragrance, jewelry and beauty lines in the pipeline. We believe these efforts, combined with management’s effective execution, may drive future growth.

Uncertainty in the Finance sector negatively impacted our stock selection during the reporting period. For example, shares of Discover Financial Services pulled back as the company’s Goldfish credit card unit has been struggling and the company agreed to sell it to Barclays for $70 million. This was a steep discount to the investment Discover made in the business two years ago. We continue to have conviction in Discover as the company’s strategy to improve its merchant network by increasing vendor acceptance of its cards has been successful thus far. We believe that, as an independent company, Discover has a good opportunity to grow its business by boosting transaction volumes and acceptance of the Discover card among retailers and other merchants.

At the end of 2007, First Solar, Inc. reported significantly stronger third quarter results that exceeded analysts’ expectations, raised its sales outlook for 2008 and boosted its revenue outlook for 2008. The raised outlook was due to strong execution and the belief that that will continue. A main contributor to the results was First Solar’s completion of its German production facility. This enabled the company to increase sales due to the faster than expected ramp up of new solar plants in this region. First Solar also signed new contracts, doubling its long-term customer base. We continue to have confidence in the company as it has attractive long-term contracts.
  Portfolio Composition

The Fund invests primarily in medium-sized growth companies with a market capitalization between $1 and $10 billion. Since the Fund’s inception, we have focused on several key investment criteria that we believe can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable

PORTFOLIO RESULTS

growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. We strive to purchase companies with these characteristics at reasonable valuations in order to capture the full benefits of their growth.
  Portfolio Highlights

There were a number of holdings that enhanced the Fund’s results during the reporting period, including the following:

■	Activision, Inc. — Shares of video game developer Activision rose during the period. The company benefited from strong sales of popular games such as Guitar Hero 3 and Call of Duty 4. Both of these games are nearly sold out at retail stores. In addition, French entertainment firm Vivendi announced that it would merge its video game division with Activision to create Activision Blizzard. We believe this is a compelling opportunity for the new organization as there should be many synergies that result from the merger. We believe the gaming cycle has started to take off and continue to have conviction in Activision. In our view, Activision is well positioned with a strong franchise of new videogame titles.

■	Hess Corp. — Hess Corp., a recent addition to the portfolio, contributed positively to performance. Hess is an integrated energy company with an extraordinarily rich oil reserves portfolio. The company meets our criteria for a high-quality growth business given its attractive business model, favorable growth prospects and experienced management. The company has also shown the ability to add new, promising discoveries at an impressive rate. We believe Hess has numerous prospects with the opportunity to significantly expand the company’s reserves. Hess’ growth prospects come predominantly from its exploration opportunities in the Gulf of Mexico, Brazil, Ghana, Australia, Libya and North Dakota. In addition, we have confidence in the company’s experienced management team, as it has an established history of successful exploration and production and a focus on growing reserves over the long run.

■	Iron Mountain, Inc. — Information protection and storage services company Iron Mountain reported strong fiscal third quarter earnings. The quarter was characterized by higher margins and better prices in its shredded paper business. The company also agreed to acquire Stratify, a company that provides electronic discovery services for the legal market. This acquisition should build upon Iron Mountain’s eDiscovery suite of products, which manages digital information and paper. We believe Iron Mountain is well positioned as it continues to make strategic investments to grow its business.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Investment Team

New York, March 13, 2008

FUND BASICS
Growth Opportunities Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007-	Fund Total Return	Russell Midcap
February 29, 2008	(based on NAV)[1]	Growth Index[2]

Class A	-7.85%	-7.39%

Class B	-8.20	-7.39

Class C	-8.22	-7.39

Institutional	-7.65	-7.39

Service	-7.90	-7.39

November 30, 2007-February 29, 2008

Class R	-8.77%	-9.10%
Class IR	-8.68	-9.10

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	12.79%	13.91%	12.91%	5/24/99

Class B	12.69	14.05	12.89	5/24/99

Class C	17.31	14.35	12.81	5/24/99

Institutional	19.87	15.68	14.11	5/24/99

Service	19.28	15.11	13.53	5/24/99

Class R	N/A	N/A	1.92	11/30/07

Class IR	N/A	N/A	1.97	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end, except for Class R and IR Shares, which are cumulative total returns. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.48%	1.48%
Class B	2.23	2.23
Class C	2.23	2.23
Institutional	1.08	1.08
Service	1.58	1.58
Class R	1.73	1.73
Class IR	1.23	1.23

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business

Weatherford International Ltd.	2.9%	Energy, Equipment & Services

Activision, Inc.	2.7	Software

Netflix, Inc.	2.5	Internet & Catalog Retail

Fortune Brands, Inc.	2.5	Household Durables

Coach, Inc.	2.4	Textiles, Apparel & Luxury Goods

Electronic Arts, Inc.	2.4	Software

Hess Corp.	2.4	Oil, Gas & Consumable Fuels

Global Payments, Inc.	2.3	IT Services

Charles River Laboratories International, Inc.	2.3	Life Sciences Tools & Services
Western Union Co.	2.3	IT Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATIONS[6]
Percentage of Net Assets

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
PORTFOLIO RESULTS
Goldman Sachs Small/Mid Cap Growth Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Small/ Mid-Cap Growth Fund during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -8.69%, -9.03%, -8.96%, -8.50% and -8.75%, respectively. These returns compare to the -8.82% cumulative total return of the Fund’s benchmark, the Russell 2500 Growth Index (with dividends reinvested), over the same time period. During the period from their inception on November 30, 2007 through February 29, 2008, the Fund’s Class R and IR shares generated cumulative total returns of -10.82% and -10.75%, respectively. These returns compare to the -10.07% cumulative total return of the Fund’s benchmark, the Russell 2500 Growth Index (with dividends reinvested), over the same period.

The Fund experienced weakness along with the overall stock market and performed largely in line with its benchmark over the reporting period. Stock selection within the Healthcare and Finance sectors detracted from performance while Technology and Energy companies positively contributed to its relative performance.

Amylin Pharmaceuticals, Inc. continued to face headwinds as it reported a wider loss in its fiscal fourth quarter despite an increase in revenues. In addition, the company’s 2008 outlook was below analysts’ expectations. Amylin has been affected by higher marketing costs for its diabetes drugs, Byetta and Symlin, and development costs for Byetta LAR. We believe spending on Byetta LAR will likely increase this year, as three new studies will focus on the drug. Amylin’s management believes its efforts to support physicians and patients starting Byetta therapy will be more productive in generating sales. In our view, shares of Amylin may experience near-term weakness. However, in our view, the company has attractive opportunities that may come to fruition over the long term.

FormFactor, Inc. detracted from performance after the company reported worse-than-expected fourth quarter earnings. The company has seen strong demand for its new products as the semiconductor industry is transitioning to a new architecture. Unfortunately, the company struggled to ramp up production to sufficiently meet customer demand. Rapid production ramp ups typically grow revenue and market share while temporarily sacrificing margins due to higher expenses. The company’s recent results seem to confirm this trend as FormFactor was able to grow revenues substantially but not enough to overcome rising operational costs. In addition, the upgrade to DRAM (the next generation of memory) has been slightly slower than expected in the industry. We believe FormFactor may be well positioned to benefit from the demand for probe cards, which are an interface between an electronic test system and a semiconductor wafer. In our view, the computer industry will suffer without new architectures. FormFactor is the dominant leader in chip-testing technology and we believe it has a competitive advantage as it essentially provides a consumable product for semiconductor testing since a new probe card is needed for each new architecture.

PORTFOLIO RESULTS

On the positive side within Technology, Netflix.com, Inc. raised guidance for the first quarter of 2008 and the full year as the company believes it will benefit from an increase in subscriber growth. In February 2008, Netflix decided to offer high definition DVDs in Sony’s Blu-Ray format only. Netflix had offered high definition DVDs in both Sony and Toshiba’s formats for the past two years. Recently, four of the six major movie studios decided only to offer movies in Blu-Ray format. This action drove Netflix to make a strategic move as it was an indication that Sony’s Blu-Ray format would become the dominant DVD format. With Toshiba recently discontinuing its HD DVD product, Blu-Ray has officially become the dominant format in the market and we believe consumers will be more likely to purchase high definition DVD players. We believe Netflix is well positioned to gain market share as competition in the industry has also decreased.

Consumer Discretionary holding Harman International Industries, Inc. detracted from performance as the company lowered its 2008 outlook due to difficulty in the portable navigation device market. The entire industry has been negatively impacted by pricing pressure on in-car global positioning systems (GPS) devices. Harman is also increasing its spending on research and development as it prepares to launch new in-car “infotainment platforms” in 2008. The new GPS systems will have added features that will enable users to play music and view photos. We believe the fundamentals of Harman’s core business remain strong and that the company’s new focus on developing these platforms should help increase its footprint.

Entravision Communication detracted from performance as companies that rely on local advertising dollars were impacted by the economic slowdown. While the company is not immune from the overall economy, it continues to outpace industry revenue growth rates due to its focus on serving the fast growing Spanish-language population. We remain enthusiastic about the growth prospects of Entravision, as the company continues to increase its ratings share within its markets. The company is the dominant television station regardless of language in many of its markets. We believe this dominant position may make the company a key beneficiary of political dollars in 2008. Entravision is making accretive capital allocation decisions and aggressively repurchasing its shares. The company recently announced that it is selling its outdoor advertising division, Vista Media, to Lamar for $100 million. Entravision also repurchased over 10% of shares outstanding over the last year.

Stock selection within the Energy sector positively contributed to performance over the last six months. Rex Energy reported a strong fiscal third quarter and a 50% increase in revenues over the same period last year. Management also reaffirmed guidance for the fourth quarter of 2007. The company continues to drive growth as it increases production and cash flow. Elsewhere, the Fund’s holding in Quicksilver Resources, Inc. was a positive contributor to performance as it announced third quarter earnings that beat expectations. Shares of the company reached an all-time high after the results were released. We continue to have conviction in our Energy positions, as we believe they have differentiated themselves from competitors and are able to grow in various market environments.

PORTFOLIO RESULTS
  Portfolio Highlights

During the reporting period, there were a number of holdings that enhanced results, including the following:

■	First Solar, Inc. — First Solar reported significantly strong third quarter results that exceeded analysts’ expectations, raised its sales outlook for 2008 and boosted its revenue outlook for 2008. The raised outlook was due to strong execution and the belief that it will continue. A main contributor to the results was First Solar’s completion of its German production facility. This enabled the company to increase sales due to the faster than expected ramp up of new solar plants in this region. First Solar also signed new contracts, doubling its long-term customer base. We continue to have confidence in the company as it has attractive long-term contracts.

■	Activision, Inc. — Shares of video game developer Activision rose during the period. The company benefited from strong sales of popular games such as Guitar Hero 3 and Call of Duty 4. Both of these games are nearly sold out at retail stores. In addition, French entertainment firm Vivendi announced that it would merge its video game division with Activision to create Activision Blizzard. We believe this is a compelling opportunity for the new organization as there should be many synergies that result from the merger. We believe the gaming cycle has started to take off and continue to have conviction in Activision. In our view, Activision is well positioned with a strong franchise of new videogame titles.

■	Charles River Laboratories International, Inc. — Medical research company Charles River Laboratories reported solid third quarter earnings from higher sales growth and raised its overall guidance. Growth was attributed to higher demand for research models and services and pre-clinical services. Synergies from Charles River’s acquisition of the Northwest Kinetics Phase I clinical services business also helped increase sales. The company is in the process of moving to a new pre-clinical facility where it has plans to improve its sales mix.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Investment Team

New York, March 13, 2008

FUND BASICS
Small/ Mid Cap Growth Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007-February 29,	Fund Total Return	Russell 2500
2008	(based on NAV)[1]	Growth Index[2]

Class A	-8.69%	-8.82%
Class B	-9.03	-8.82
Class C	-8.96	-8.82
Institutional	-8.50	-8.82
Service	-8.75	-8.82

November 30, 2007-February 29, 2008

Class R	-10.82%	-10.07%
Class IR	-10.75	-10.07

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2500 Growth Index offers investors access to the small to mid cap growth segment of the US equity universe. The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small to mid cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small to mid cap growth manager’s opportunity set. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	12.27%	12.29%	6/30/05
Class B	12.64	12.78	6/30/05
Class C	16.93	13.85	6/30/05
Institutional	19.40	15.17	6/30/05
Service	18.78	14.58	6/30/05
Class R	N/A	1.53	11/30/07
Class IR	N/A	1.60	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end, except for Class R and IR Shares, which are cumulative total returns. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.50%	1.64%
Class B	2.25	2.39
Class C	2.25	2.39
Institutional	1.10	1.24
Service	1.60	1.74
Class R	1.75	1.89
Class IR	1.25	1.39

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business

Rex Energy Corp.	3.0%	Oil, Gas & Consumable Fuels
Activision, Inc.	2.6	Software
Quicksilver Resources, Inc.	2.5	Oil, Gas & Consumable Fuels
Netflix, Inc.	2.3	Internet & Catalog Retail
Charles River Laboratories

International, Inc.	2.1	Life Sciences Tools & Services
Amphenol Corp.	1.9	Electronic Equipment & Instruments
Ritchie Bros. Auctioneers, Inc.	1.9	Commercial Services & Supplies
UTS Energy Corp.	1.8	Oil, Gas & Consumable Fuels
Alliant Techsystems, Inc.	1.8	Aerospace & Defense
Global Payments, Inc.	1.8	IT Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATIONS[6]
Percentage of Net Assets

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Goldman Sachs Strategic Growth Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Strategic Growth Fund during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -7.72%, -8.01%, -8.10%, -7.51% and -7.51%, respectively. These returns compare to the -6.56% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period.

The Fund generated negative results during the six-month period and lagged its benchmark, the Russell 1000 Growth Index. The U.S. equity markets were characterized by heightened volatility as risk aversion remained a prevalent theme for investors. Fears of a U.S. recession and lingering issues surrounding the subprime mortgage fallout weighed on various sectors of the market, particularly financials. Within the Fund, its holdings in the Finance and Consumer Discretionary sectors detracted from relative performance during the reporting period. In contrast, strength from our Energy holdings and stock selection within the Technology sector positively contributed to relative performance.

Shares of Freddie Mac detracted from the performance of the Fund after the company announced higher future credit loss expectations than we had estimated. We were of the belief that Freddie Mac would not experience meaningfully higher credit losses because of its high quality, mostly prime, mortgage portfolio. As we had expected, Freddie Mac recently began reporting timely financials and subsequently the Office of Federal Housing Enterprise Oversight (OFHEO) lifted its previous restrictions of portfolio growth by government sponsored enterprises (such as Freddie Mac) effective March 1, 2008. We believed that Freddie Mac’s timely reporting of financials would benefit the company as the OFHEO would likely eventually lift its 30% surcharge on capital it had previously placed on the company (the regulatory capital Freddie Mac is required to maintain on its balance sheet). This would put Freddie Mac in a position of having excess capital, which would enable it either to buy back stock or profitably grow its portfolio at more attractive spreads. However, because of the increase in credit loss expectations and higher write-downs to its existing portfolio, we now believe the reduction, and eventual elimination, of the capital surcharge for Freddie Mac is further down the road than we had previously anticipated. Because of this change, we believe there is a greater risk that Freddie Mac may need to raise more capital in a very difficult market, which could hurt existing shareholders. As a result, our evaluation of Freddie Mac’s growth prospects changed and we decided to eliminate the position and allocate the capital to companies in which we have higher conviction.

Shares of home improvement companies, Home Depot and Lowe’s Companies, Inc., were down as a result of a struggling U.S. housing market that experienced fewer home sales and rising inventories. Lowe’s pulled back after the company reported a decrease in third quarter profits and lowered its full year outlook. We believe the long-term prospects are still favorable for Lowe’s as home improvement is driven by an aging housing stock and 70% of the houses in the U.S. are over 25 years old. In addition, the company has reported continued increases in market share based on independent estimates. We continue to have high conviction in the long-term growth potential of Lowe’s and believe it will outperform

PORTFOLIO RESULTS

Home Depot over the long run. As a result, we exited our position in Home Depot to reallocate the funds into Lowe’s.

Despite reporting strong earnings during the period, Cisco Systems, Inc. detracted from performance. Shares of the company were down as an earnings report detailed slower than expected U.S. enterprise growth. Overall, Cisco posted strong sales growth, particularly in international markets and reaffirmed a target long-term growth rate in the mid teens. We continue to have conviction in Cisco as a global leader in networking and communications products and believe the company will be able to meet our expectations for long-term growth.

Holdings in Energy companies benefited during the reporting period as the price of oil hit record highs. Oil well services & equipment business, Weatherford International, and oil sands producer, Suncor, Inc., were among the top contributors to performance during the six-month period. Shares of Weatherford rose as the company was awarded a multimillion dollar contract by Sakhalin Energy Investment Company (a consortium including Royal Dutch Shell, Russia’s Gazprom and Japan’s Mitsui). Under the terms of the deal, Weatherford will provide its casing running and drilling services for the consortium’s Sakhalin II project, which is one of the largest integrated oil and gas development ventures in the world. We believe Weatherford has a competitive advantage, given its patented technology on case drilling, which is a drilling area still in its infancy. We believe our energy holdings are competitively positioned in their industries and are poised to deliver long-term growth. Suncor also contributed to performance given rising energy prices. We believe Suncor is positioned for sustainable growth as it continues to initiate upgrades and increase production efficiency. The company recently announced that its Commerce City and Sarnia Ontario refineries will be ramped up to full production now that their planned maintenance operations have been completed.
  Portfolio Composition

The Fund invests in large-cap growth stocks. More specifically, we seek businesses with dominant market share, established brand name, pricing power, recurring revenue stream and free cash flow. Additionally, we seek companies with high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. The Fund is more selective and focused than many mutual funds and there are typically 50 to 70 holdings in the portfolio.
  Portfolio Highlights

Although the Fund underperformed its benchmark over the reporting period, there were a number of holdings that enhanced results, including the following:

■	Research In Motion — Research In Motion was the top contributor to performance during the reporting period as the company continues to benefit from subscriber growth and expanding business opportunities in key markets. We believe Research In Motion’s growth

PORTFOLIO RESULTS

prospects are favorable as businesses continue to advance the adoption of mobile email and introduce it more deeply within their organizations. In addition, its consumer-focused BlackBerry products are broadening the brand’s appeal into a larger market. We have high conviction in Research In Motion as its sales in the U.S. remain strong and international demand is solid. In our view, BlackBerry’s strong brand name and superior technology provide a competitive advantage over substitute products.

■	Western Union Co. — Western Union’s stock contributed to performance as the company has started to overcome headwinds that it faced earlier in the period. The company’s Mexican revenues were hampered by an Arizona state investigation of illegal immigrants. This interrupted the company’s money-transfer services and weakened Latino customer confidence. In addition, the company was hurt by special charges from its spin-off from First Data in late 2006. With these issues in the past, we believe the company may be poised for future growth as rising global migration may provide significant international opportunities. Furthermore, we are encouraged by the company’s $1 billion share repurchase authorization as it demonstrates management’s confidence in the business.

■	Yahoo, Inc. — Yahoo contributed to performance as Microsoft Corp. placed a bid to acquire the company. Shares of Yahoo moved sharply higher on the news as the market recognized the value of its underlying business. We took advantage of Yahoo’s run-up in share price and exited our position as we believe Microsoft’s bid virtually closed the gap between Yahoo’s stock price and the economic value of the business. While Yahoo’s stock benefited from Microsoft’s proposed acquisition, shares of the software giant were down as investors expressed uncertainty about the merger. We believe the bid makes strategic sense for Microsoft, as the acquisition would help it to increase its competitiveness in Internet search and advertising. Internet search is a rapidly growing area and provides the largest return on investment of any other advertising medium. In addition to search advertising, we believe Microsoft has significant opportunities for growth in its other business segments including Windows Vista, Microsoft Office, and Xbox. The Xbox product is still early in its product life cycle and we believe Microsoft should see significant margin expansion in its gaming console business going forward. We believe search advertising will continue to gain share and combining the second (Yahoo) and third (Microsoft) largest players in the space will create greater challenges for Google, Inc. In our view, Google remains the dominant market share leader in Internet searches worldwide with attractive growth prospects in online advertising, search and Internet shopping. Google is an industry innovator that continues to identify additional sources of revenue by finding new ways to sell ads. We believe that the strong secular growth of search and online advertising could support another competitor in addition to Google (such as Yahoo) and still provide significant opportunities for both companies.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Investment Team

New York, March 13, 2008

FUND BASICS
Strategic Growth Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007-	Fund Total Return	Russell 1000
February 29, 2008	(based on NAV)[1]	Growth Index[2]

Class A	-7.72%	-6.56%
Class B	-8.01	-6.56
Class C	-8.10	-6.56
Institutional	-7.51	-6.56
Service	-7.51	-6.56

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 1000 Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	5.07%	8.54%	0.22%	5/24/99
Class B	5.37	8.68	0.13	5/24/99
Class C	9.36	8.95	0.15	5/24/99
Institutional	11.56	10.21	1.29	5/24/99
Service	11.42	9.81	0.94	5/24/99

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.44%	1.51%
Class B	2.19	2.26
Class C	2.19	2.26
Institutional	1.04	1.11
Service	1.54	1.61

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business

Suncor Energy, Inc.	3.9%	Oil, Gas & Consumable Fuels

Microsoft Corp.	3.6	Software

Western Union Co.	3.5	IT Services

QUALCOMM, Inc.	3.3	Communications Equipment

Thermo Fisher Scientific, Inc.	3.1	Life Sciences Tools and Services

Google, Inc.	3.0	Internet Software & Services

Lowe’s Cos., Inc.	2.9	Specialty Retail

Weatherford International Ltd.	2.9	Energy Equipment & Services

Cisco Systems, Inc.	2.9	Communications Equipment

Chesapeake Energy Corp.	2.8	Oil, Gas & Consumable Fuels

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATIONS[6]
Percentage of Net Assets

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
PORTFOLIO RESULTS
Goldman Sachs All Cap Growth Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs All Cap Growth Fund for the period from its inception on January 31, 2008 through February 29, 2008.
  Performance Review

Over the period from its inception on January 31, 2008 through February 29, 2008, the Fund’s Class A, C, Institutional, R and IR Shares generated cumulative total returns, without sales charges, of -1.60%, -1.70%, -1.60%, -1.60% and -1.60%, respectively. These returns compare to the -2.10% cumulative total return of the Fund’s benchmark, the Russell 3000 Growth Index (with dividends reinvested), over the same time period.

The Fund outperformed its benchmark during the reporting period. This was largely due to the strength of the Fund’s holdings in the Healthcare and Energy sectors. Conversely, the Fund’s Technology holdings detracted from relative performance during the period.

Energy companies performed well in February as the price of oil hit a record high. Oil well services and equipment firm, Weatherford International, and independent oil and gas company, Rex Energy Corp., were among the top contributors to performance during the period. Shares of Weatherford rose as the company was awarded a multimillion dollar contract by Sakhalin Energy Investment Company (a consortium including Royal Dutch Shell, Russia’s Gazprom and Japan’s Mitsui). Under the terms of the deal, Weatherford will provide its casing running and drilling services for the consortium’s Sakhalin II project, which is one of the largest integrated oil and gas development ventures in the world. We believe Weatherford has a competitive advantage given its patent technology on case drilling, which is a drilling area still in its infancy. Rex Energy reported a strong fiscal third quarter and a 50% increase in revenues over the same period last year. We believe our Energy holdings are competitively positioned in their industries and are poised to deliver long-term growth.

Tessera Technologies, Inc., a company that provides miniaturization technologies to the electronics industry, detracted from performance during the period, as the company experienced disappointing litigation results. Tessera Technologies is currently involved in a case before the International Trade Commission (ITC) to enforce several of the company’s patents. Recently, the ITC judge elected to stay (postpone) the case, pending the results of the U.S. Patent and Trademark Office reexamination of Tessera Technologies’ patents at issue. This was a disappointing result for the company as, in the event of a successful suit, the receipt of the royalty streams for these patents would be delayed. Tessera Technologies continues to collect royalties for these patents from existing licensees currently under contract.

Google detracted from performance in February, after an Internet research company released data that detailed a year-over-year decline in Google’s “paid clicks.” “Paid clicks” is a metric that counts the number of times users click advertising search links and is one way Google monetizes online search. While this number is slightly disappointing, we anticipated a slow down in early January and took the opportunity to trim the position at that time. We believe the market is now overreacting and that the current valuation makes the company very attractive.

PORTFOLIO RESULTS

In our view, Google remains the dominant market share leader in Internet searches worldwide, with attractive growth prospects in online advertising, search and Internet shopping. The company is an industry innovator that continues to identify additional sources of revenue by finding new ways to sell ads. For example, it is just beginning to enjoy the benefits from its recent acquisition of YouTube. Shares of Google also traded down during the month on competitive threat concerns following the announcement of a possible merger between Yahoo, Inc. and Microsoft Corp., the number two and three companies in on-line search. While we will continue to evaluate the businesses and industry dynamics, we believe that the strong secular growth of search and online advertising could support another competitor in addition to Google and still provide significant opportunities for both companies.
  Portfolio Composition

The Fund invests primarily in U.S. equity investments. Since the Fund’s inception, we have focused on several key investment criteria that we believe can drive a company’s growth over the long term. These characteristics are: dominant market share, established brand name, pricing power, recurring revenue stream, free cash flow, high returns on invested capital, predictable growth, sustainable growth, long product life cycle, enduring competitive advantage, favorable demographic trends and excellent management. We strive to purchase companies with these characteristics at reasonable valuations in order to capture the full benefits of their growth.
  Portfolio Highlights

During the reporting period, there were a number of holdings that enhanced results, including the following:

■	Research In Motion Ltd. — Shares of Research In Motion rose during the period after the company reaffirmed earnings and raised subscriber guidance. The BlackBerry maker reported that holiday smart phone sales were above expectations and that subscriber growth for the quarter would be higher than the company’s previous estimates. We believe subscriber growth is one of the most important metrics for business models like Research In Motion. For these types of companies, more subscribers lead to predictable streams of cash flow in subscription fees as well as increased hardware sales and servicing revenue. In our view, Research In Motion has a substantial edge in the enterprise market for smart phones and is beginning to benefit from their increased marketing towards consumers. We believe BlackBerry’s strong brand name and superior technology provide a competitive advantage over similar products.

PORTFOLIO RESULTS

■	Thermo Fisher Scientific, Inc. — Thermo Fisher Scientific was a top contributor to positive performance during the period. The medical products provider reported solid fourth quarter results, driven by double digit growth in both of its key business units, laboratory products & services and analytical technologies. In addition, the company noted that its business is relatively immune to economic cycles and it does not expect to see a downturn as the economy slows. Investors were encouraged by these comments and the stock responded favorably. We like Thermo Fisher Scientific for its dominant market position and believe it should continue to benefit from the trend of large pharmaceutical companies consolidating their number of suppliers.

■	Suncor, Inc. — Suncor also positively contributed to performance given rising energy prices. We believe Suncor is positioned for sustainable growth as it continues to initiate upgrades and increase production efficiency. The company recently announced that its Commerce City and Sarnia Ontario refineries will be ramped up to full production now that their planned maintenance operations have been completed.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Investment Team

New York, March 13, 2008

FUND BASICS
All Cap Growth Fund
as of February 29, 2008
PERFORMANCE REVIEW

January 31, 2008-
February 29, 2008	Fund Total Return (based on NAV)[1]	Russell 3000 Growth Index[2]

Class A	-1.60%	-2.10%

Class C	-1.70	-2.10

Institutional	-1.60	-2.10

Class R	-1.60	-2.10

Class IR	-1.60	-2.10

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged Russell 3000 Growth Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.45%	2.43%

Class C	2.20	3.18

Institutional	1.05	2.03

Class R	1.70	2.68

Class IR	1.20	2.18

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	3.0%	Software

Rex Energy Corp.	2.6	Oil, Gas & Consumable Fuels

Weatherford International Ltd.	2.5	Energy Equipment & Services

Suncor Energy, Inc.	2.3	Oil, Gas & Consumable Fuels

Hess Corp.	2.3	Oil, Gas & Consumable Fuels

QUALCOMM, Inc.	2.2	Communications Equipment

Merck & Co., Inc.	2.1	Pharmaceuticals

Cisco Systems, Inc.	2.0	Communications Equipment

Google, Inc.	2.0	Internet Software & Services

Gilead Sciences, Inc.	1.9	Biotechnology

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATIONS[5]
Percentage of Net Assets (as of February 29, 2008)

[5]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%

Aerospace & Defense – 1.3%
391,281	United Technologies Corp.	$27,589,223

Auto Components – 1.0%
1,332,340	Gentex Corp.	21,477,321

Beverages – 2.1%
641,591	PepsiCo., Inc.	44,629,070

Biotechnology – 4.2%
619,240	Amylin Pharmaceuticals, Inc.*(a)	16,391,283
433,098	Genentech, Inc.*	32,807,174
895,076	Gilead Sciences, Inc.*	42,354,996

		91,553,453

Capital Markets – 1.7%
424,000	Raymond James Financial, Inc.	9,527,280
1,435,806	The Charles Schwab Corp.	28,156,156

		37,683,436

Communications Equipment – 8.0%
2,686,813	Cisco Systems, Inc.*	65,477,633
1,543,559	QUALCOMM, Inc.	65,400,595
405,374	Research In Motion Ltd.*	42,077,821

		172,956,049

Computers & Peripherals – 4.2%
315,891	Apple, Inc.*	39,492,693
988,340	Dell, Inc.*	19,618,549
285,900	International Business Machines Corp.	32,552,574

		91,663,816

Consumer Finance – 0.7%
956,220	Discover Financial Services	14,429,360

Diversified Financial Services – 2.4%
62,900	CME Group, Inc.	32,286,570
517,731	Moody’s Corp.(a)	19,663,423

		51,949,993

Electrical Equipment – 1.4%
400,700	Amphenol Corp.	14,813,879
277,177	Rockwell Automation, Inc.	15,164,354

		29,978,233

Energy Equipment & Services – 6.9%
672,137	Baker Hughes, Inc.	45,228,099
521,788	Schlumberger Ltd.(a)	45,108,573
873,858	Weatherford International Ltd.*	60,226,293

		150,562,965

Food & Staples Retailing – 0.9%
200,000	Costco Wholesale Corp.(a)	12,384,000
160,000	CVS Caremark Corp.	6,460,800

		18,844,800

Food Products – 0.5%
195,469	Wm. Wrigley Jr. Co.	11,700,774

Health Care Equipment & Supplies – 3.0%
623,317	Baxter International, Inc.	36,788,169
657,544	St. Jude Medical, Inc.*	28,261,241

		65,049,410

Household Durables – 4.3%
678,454	Fortune Brands, Inc.	44,085,941
325,281	Harman International Industries, Inc.(a)	13,401,577
1,538,913	Newell Rubbermaid, Inc.	34,933,325

		92,420,843

Household Products – 1.0%
331,996	Procter & Gamble Co.	21,971,495

Internet Software & Services – 3.9%
160,500	Amazon.com, Inc.*(a)	10,347,435
29,800	Baidu.com, Inc. ADR*(a)	7,489,634
151,600	Equinix, Inc.*(a)	10,513,460
120,700	Google, Inc.*	56,871,426

		85,221,955

IT Services – 5.9%
727,280	Cognizant Technology Solutions Corp.*(a)	21,971,129
349,258	Fiserv, Inc.*	18,377,956
647,238	Global Payments, Inc.	25,675,931
466,334	Iron Mountain, Inc.*	14,027,327
2,362,074	Western Union Co.	49,131,139

		129,183,482

Leisure Equipment & Products – 0.5%
565,300	Mattel, Inc.	10,921,596

Life Sciences Tools & Services – 3.1%
420,398	Charles River Laboratories International, Inc.*	24,626,915
775,103	Thermo Fisher Scientific, Inc.*	43,351,511

		67,978,426

Media – 4.3%
614,200	Comcast Corp.*	12,001,468
419,612	Lamar Advertising Co.(a)	15,991,413
448,776	National CineMedia, Inc.	9,671,123
801,302	The McGraw-Hill Cos., Inc.(a)	32,797,291
573,065	Viacom, Inc. Class B*	22,779,334

		93,240,629

Multiline Retail – 1.3%
262,047	J.C. Penney Co., Inc.	12,109,192
306,277	Target Corp.	16,113,233

		28,222,425

Oil, Gas & Consumable Fuels – 9.5%
726,500	Chesapeake Energy Corp.	32,852,330
567,691	Hess Corp.	52,897,447
125,800	Occidental Petroleum Corp.	9,733,146

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
1,054,622	Quicksilver Resources, Inc.*(a)	$36,278,997
732,223	Suncor Energy, Inc.	75,565,414

		207,327,334

Pharmaceuticals – 6.2%
505,200	Johnson & Johnson	31,302,192
1,030,352	Merck & Co., Inc.	45,644,593
1,195,827	Schering-Plough Corp.	25,949,446
627,200	Teva Pharmaceutical Industries Ltd. ADR(a)	30,776,704

		133,672,935

Real Estate Management & Development – 1.4%
1,511,060	CB Richard Ellis Group, Inc.*(a)	30,311,864

Semiconductors & Semiconductor Equipment – 3.3%
1,907,533	Intel Corp.	38,055,283
1,198,948	Linear Technology Corp.(a)	33,222,849

		71,278,132

Software – 7.4%
1,245,310	Activision, Inc.*	33,934,698
1,033,948	Electronic Arts, Inc.*	48,895,401
2,851,693	Microsoft Corp.	77,623,083

		160,453,182

Specialty Retail – 2.4%
2,172,316	Lowe’s Cos., Inc.	52,070,414

Textiles, Apparel & Luxury Goods – 1.1%
770,552	Coach, Inc.*	23,363,137

Trading Companies & Distributors – 0.8%
233,370	W.W. Grainger, Inc.(a)	17,190,034

Wireless Telecommunication Services – 4.1%
1,415,500	American Tower Corp.*	54,411,820
467,265	Crown Castle International Corp.*	16,863,594
1,047,250	MetroPCS Communications, Inc.*(a)	16,703,637

		87,979,051

TOTAL COMMON STOCKS
(Cost $1,963,392,674)		$2,142,874,837

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 1.4%

Joint Repurchase Agreement Account II
$31,100,000	3.166%	03/03/08	$31,100,000
Maturity Value: $31,108,205
(Cost $31,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,994,492,674)			$2,173,974,837

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 8.0%

Boston Global Investment Trust – Enhanced Portfolio
174,024,925	3.646%	$174,024,925
(Cost $174,024,925)

TOTAL INVESTMENTS – 108.2%
(Cost $2,168,517,599)		$2,347,999,762

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.2)%		(177,473,152)

NET ASSETS – 100.0%		$2,170,526,610

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 29, 2008. Additional information appears on page 52.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

Investment Abbreviation:
ADR	—	American Depositary Receipt

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%

Aerospace & Defense – 1.5%
59,490	United Technologies Corp.	$4,194,640

Beverages – 3.9%
162,380	PepsiCo., Inc.	11,295,153

Biotechnology – 3.7%
191,370	Amylin Pharmaceuticals, Inc.*(a)	5,065,564
73,890	Genentech, Inc.*	5,597,167

		10,662,731

Capital Markets – 3.4%
502,070	The Charles Schwab Corp.	9,845,593

Communications Equipment – 11.8%
429,520	Cisco Systems, Inc.*	10,467,402
297,660	QUALCOMM, Inc.	12,611,854
105,390	Research In Motion Ltd.*	10,939,482

		34,018,738

Diversified Financial Services – 2.0%
11,420	CME Group, Inc.	5,861,886

Energy Equipment & Services – 7.2%
99,200	Baker Hughes, Inc.	6,675,168
70,100	Schlumberger Ltd.	6,060,145
115,830	Weatherford International Ltd.*	7,983,004

		20,718,317

Health Care Equipment & Supplies – 5.4%
115,400	Baxter International, Inc.	6,810,908
201,810	St. Jude Medical, Inc.*	8,673,794

		15,484,702

Household Durables – 3.2%
141,879	Fortune Brands, Inc.	9,219,297

Internet Software & Services – 3.2%
19,370	Google, Inc.*	9,126,757

IT Services – 4.8%
661,300	Western Union Co.	13,755,040

Life Sciences Tools & Services – 3.9%
202,650	Thermo Fisher Scientific, Inc.*	11,334,214

Media – 4.9%
196,160	The McGraw-Hill Cos., Inc.	8,028,829
155,925	Viacom, Inc. Class B*	6,198,018

		14,226,847

Multiline Retail – 2.3%
126,660	Target Corp.	6,663,583

Oil, Gas & Consumable Fuels – 12.2%
192,490	Chesapeake Energy Corp.	8,704,398
134,660	Hess Corp.	12,547,618
135,170	Suncor Energy, Inc.	13,949,544

		35,201,560

Pharmaceuticals – 6.7%
125,000	Merck & Co., Inc.	5,537,500
305,740	Schering-Plough Corp.	6,634,558
143,710	Teva Pharmaceutical Industries Ltd. ADR	7,051,850

		19,223,908

Software – 8.1%
262,400	Electronic Arts, Inc.*	12,408,896
398,040	Microsoft Corp.	10,834,649

		23,243,545

Specialty Retail – 2.7%
319,670	Lowe’s Cos., Inc.	7,662,490

Textiles, Apparel & Luxury Goods – 2.3%
216,940	Coach, Inc.*	6,577,621

Wireless Telecommunication Services – 6.1%
299,850	American Tower Corp.*	11,526,234
167,730	Crown Castle International Corp.*	6,053,376

		17,579,610

TOTAL COMMON STOCKS
(Cost $276,722,731)		$285,896,232

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.3%

Joint Repurchase Agreement Account II
$800,000	3.166%	03/03/08	$800,000
Maturity Value: $800,211
(Cost $800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $277,522,731)			$286,696,232

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 1.8%

Boston Global Investment Trust – Enhanced Portfolio
5,068,000	3.646%	$5,068,000
(Cost $5,068,000)

TOTAL INVESTMENTS – 101.4%
(Cost $282,590,731)		$291,764,232

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(3,920,469)

NET ASSETS – 100.0%		$287,843,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 29, 2008. Additional information appears on page 52.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

Investment Abbreviation:
ADR	—	American Depositary Receipt

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%

Aerospace & Defense – 1.9%
338,098	Alliant Techsystems, Inc.*(a)	$35,480,004

Air Freight & Logistics – 1.2%
417,000	C.H. Robinson Worldwide, Inc.	21,171,090

Auto Components – 2.2%
2,510,068	Gentex Corp.	40,462,296

Biotechnology – 1.7%
1,147,679	Amylin Pharmaceuticals, Inc.*(a)	30,379,063

Capital Markets – 1.7%
1,394,981	Raymond James Financial, Inc.(a)	31,345,223

Computers & Peripherals – 0.8%
685,586	Network Appliance, Inc.*	14,822,369

Consumer Finance – 1.5%
1,769,695	Discover Financial Services	26,704,698

Diversified Consumer Services – 0.5%
212,016	Weight Watchers International, Inc.(a)	9,964,752

Diversified Financial Services – 3.0%
781,157	Moody’s Corp.(a)	29,668,343
259,500	Nymex Holdings, Inc.(a)	25,636,005

		55,304,348

Electrical Equipment – 2.5%
33,986	First Solar, Inc.*	6,973,927
354,590	Rockwell Automation, Inc.(a)	19,399,619
340,219	Roper Industries, Inc.	19,188,352

		45,561,898

Electronic Equipment & Instruments – 3.7%
1,085,973	Amphenol Corp.	40,148,422
1,082,144	Cogent, Inc.*(a)	10,821,440
623,244	FLIR Systems, Inc.*	17,737,524

		68,707,386

Energy Equipment & Services – 2.9%
766,251	Weatherford International Ltd.*	52,810,019

Food Products – 0.5%
168,100	Wm. Wrigley Jr. Co.	10,062,466

Health Care Equipment & Supplies – 4.0%
391,978	C.R. Bard, Inc.	37,155,595
866,697	St. Jude Medical, Inc.*	37,250,637

		74,406,232

Health Care Providers & Services – 2.5%
238,526	Laboratory Corp. of America Holdings*	18,440,445
952,873	Psychiatric Solutions, Inc.*(a)	26,956,777

		45,397,222

Hotels, Restaurants & Leisure – 0.6%
652,501	Pinnacle Entertainment, Inc.*(a)	10,218,166

Household Durables – 6.2%
697,488	Fortune Brands, Inc.	45,322,770
711,002	Harman International Industries, Inc.	29,293,283
1,710,549	Newell Rubbermaid, Inc.	38,829,462

		113,445,515

Insurance – 1.0%
413,980	Aon Corp.	17,225,708
587,666	Security Capital Assurance Ltd.(a)	893,252

		18,118,960

Internet & Catalog Retail – 2.5%
1,449,008	Netflix, Inc.*(a)	45,759,673

Internet Software & Services – 1.8%
53,939	Bankrate, Inc.*(a)	2,279,462
453,098	Equinix, Inc.*(a)	31,422,346

		33,701,808

IT Services – 12.0%
866,926	Cognizant Technology Solutions Corp.*	26,189,835
780,036	Fiserv, Inc.*	41,045,494
1,074,030	Global Payments, Inc.	42,606,770
947,582	Iron Mountain, Inc.*	28,503,267
970,423	NeuStar, Inc.*(a)	24,901,054
539,481	Paychex, Inc.	16,972,072
2,017,229	Western Union Co.	41,958,363

		222,176,855

Leisure Equipment & Products – 1.4%
1,347,520	Mattel, Inc.	26,034,086

Life Sciences Tools & Services – 4.3%
716,989	Charles River Laboratories International, Inc.*	42,001,216
655,701	Thermo Fisher Scientific, Inc.*(a)	36,673,357

		78,674,573

Machinery – 0.9%
568,254	Kennametal, Inc.	17,257,874

Media – 2.9%
4,287,902	Entravision Communications Corp.*(b)	24,869,831
486,063	Lamar Advertising Co.(a)	18,523,861
500,498	National CineMedia, Inc.	10,785,732

		54,179,424

Multiline Retail – 1.0%
416,499	J.C. Penney Co., Inc.	19,246,419

Oil, Gas & Consumable Fuels – 8.8%
743,300	Chesapeake Energy Corp.	33,612,026
917,129	Continental Resources, Inc.*	25,752,982
468,664	Hess Corp.	43,670,112

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
1,150,966	Quicksilver Resources, Inc.*(a)	$39,593,230
335,619	Whiting Petroleum Corp.*	20,546,595

		163,174,945

Personal Products – 1.2%
293,846	Chattem, Inc.*(a)	22,890,603

Real Estate Management & Development – 2.1%
1,903,123	CB Richard Ellis Group, Inc.*(a)	38,176,647

Semiconductors & Semiconductor Equipment – 4.1%
1,330,376	FormFactor, Inc.*	23,853,642
977,140	Linear Technology Corp.	27,076,549
1,043,487	Tessera Technologies, Inc.*	24,584,554

		75,514,745

Software – 6.2%
1,810,718	Activision, Inc.*	49,342,066
941,201	Electronic Arts, Inc.*	44,509,395
334,988	Salesforce.com, Inc.*(a)	20,005,483

		113,856,944

Specialty Retail – 3.6%
508,844	Advance Auto Parts, Inc.	17,066,628
849,464	Urban Outfitters, Inc.*	24,447,574
1,026,811	Williams-Sonoma, Inc.(a)	23,986,305

		65,500,507

Textiles, Apparel & Luxury Goods – 2.4%
1,476,377	Coach, Inc.*	44,763,751

Trading Companies & Distributors – 0.9%
233,610	W.W. Grainger, Inc.	17,207,713

Wireless Telecommunication Services – 4.9%
791,407	American Tower Corp.*	30,421,685
781,052	Clearwire Corp.*(a)	10,942,538
720,553	Crown Castle International Corp.*	26,004,758
1,427,247	MetroPCS Communications, Inc.*(a)	22,764,590

		90,133,571

TOTAL COMMON STOCKS
(Cost $1,830,407,980)		$1,832,611,845

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) – 0.6%

Joint Repurchase Agreement Account II
$11,800,000	3.166%	03/03/08	$11,800,000
Maturity Value: $11,803,113
(Cost $11,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,842,207,980)			$1,844,411,845

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) – 23.6%

Boston Global Investment Trust – Enhanced Portfolio
435,478,275	3.646%	$435,478,275
(Cost $435,478,275)

TOTAL INVESTMENTS – 123.6%
(Cost $2,277,686,255)		$2,279,890,120

LIABILITIES IN EXCESS OF OTHER ASSETS – (23.6)%		(435,136,948)

NET ASSETS – 100.0%		$1,844,753,172

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Joint repurchase agreement was entered into on February 29, 2008. Additional information appears on page 52.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%

Aerospace & Defense – 2.9%
65,800	Aerovironment, Inc.*(a)	$1,397,592
20,100	Alliant Techsystems, Inc.*	2,109,294

		3,506,886

Auto Components – 1.6%
119,300	Gentex Corp.	1,923,116

Beverages – 0.5%
15,800	Hansen Natural Corp.*(a)	655,700

Biotechnology – 3.6%
21,000	Affymax, Inc.*(a)	404,250
18,500	Alexion Pharmaceuticals, Inc.*(a)	1,121,285
52,100	Amylin Pharmaceuticals, Inc.*(a)	1,379,087
99,211	NeurogesX, Inc.*	438,513
43,800	Progenics Pharmaceuticals, Inc.*(a)	670,140
62,300	Vanda Pharmaceuticals, Inc.*	284,088

		4,297,363

Capital Markets – 5.0%
37,200	Eaton Vance Corp.	1,184,820
51,800	Evercore Partners, Inc.(a)	1,017,352
20,147	Oppenheimer Holdings, Inc.	929,179
50,755	Raymond James Financial, Inc.	1,140,465
29,200	Stifel Financial Corp.*	1,272,828
46,900	TradeStation Group, Inc.*	450,240

		5,994,884

Commercial Services & Supplies – 3.0%
67,903	Healthcare Services Group, Inc.(a)	1,343,121
31,800	Ritchie Bros. Auctioneers, Inc.	2,277,198

		3,620,319

Communications Equipment – 1.0%
57,810	Neutral Tandem, Inc.*(a)	1,190,308

Consumer Finance – 0.3%
36,200	First Cash Financial Services, Inc.*	338,470

Diversified Consumer Services – 3.0%
27,570	Bright Horizons Family Solutions, Inc.*	1,240,099
12,100	Capella Education Co.*	637,791
37,490	Coinstar, Inc.*	1,093,208
13,275	Weight Watchers International, Inc.	623,925

		3,595,023

Diversified Financial Services – 0.3%
10,000	MSCI, Inc.*	297,300

Electrical Equipment – 2.4%
3,400	First Solar, Inc.*	697,680
8,800	Rockwell Automation, Inc.	481,448
30,770	Roper Industries, Inc.	1,735,428

		2,914,556

Electronic Equipment & Instruments – 4.8%
62,100	Amphenol Corp.	2,295,837
67,160	Cogent, Inc.*(a)	671,600
23,920	Dolby Laboratories, Inc.*	1,058,460
61,520	FLIR Systems, Inc.*	1,750,859

		5,776,756

Energy Equipment & Services – 4.0%
33,900	Dresser-Rand Group, Inc.*	1,154,973
69,928	Tesco Corp.*	1,722,327
31,090	W-H Energy Services, Inc.*	1,954,628

		4,831,928

Health Care Equipment & Supplies – 4.2%
16,300	Gen-Probe, Inc.*	779,303
102,654	Natus Medical, Inc.*	1,949,399
31,900	NuVasive, Inc.*	1,229,426
156,990	OraSure Technologies, Inc.*	1,120,909

		5,079,037

Health Care Providers & Services – 3.4%
16,500	Laboratory Corp. of America Holdings*	1,275,615
73,380	Psychiatric Solutions, Inc.*	2,075,920
22,500	VCA Antech, Inc.*	722,475

		4,074,010

Health Care Technology – 1.0%
69,011	MedAssets, Inc.*	1,253,240

Hotels, Restaurants & Leisure – 2.6%
20,240	Life Time Fitness, Inc.*(a)	588,174
26,980	P.F. Chang’s China Bistro, Inc.*(a)	769,739
44,871	Pinnacle Entertainment, Inc.*	702,680
113,842	Texas Roadhouse, Inc.*	1,058,731

		3,119,324

Household Durables – 2.0%
29,900	Harman International Industries, Inc.	1,231,880
54,100	Newell Rubbermaid, Inc.	1,228,070

		2,459,950

Household Products – 0.2%
64,300	Central Garden & Pet Co.*	282,920

Insurance – 0.9%
39,100	eHealth, Inc.*	957,559
81,700	Security Capital Assurance Ltd.(a)	124,184

		1,081,743

Internet & Catalog Retail – 3.2%
8,180	Blue Nile, Inc.*(a)	361,229
46,600	GSI Commerce, Inc.*	674,302
89,200	Netflix, Inc.*(a)	2,816,936

		3,852,467

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Internet Software & Services – 1.8%
13,500	Bankrate, Inc.*(a)	$570,510
109,876	Switch and Data Facilities Co.*(a)	1,148,204
41,100	The Knot, Inc.*(a)	474,705

		2,193,419

IT Services – 5.2%
67,561	Genpact Ltd.*(a)	1,030,305
53,100	Global Payments, Inc.	2,106,477
60,145	Iron Mountain, Inc.*	1,809,162
53,170	NeuStar, Inc.*	1,364,342

		6,310,286

Life Sciences Tools & Services – 2.8%
43,960	Charles River Laboratories International, Inc.*	2,575,177
9,450	Covance, Inc.*	797,674

		3,372,851

Machinery – 2.6%
34,500	IDEX Corp.	1,040,520
39,800	Kennametal, Inc.	1,208,726
96,610	TurboChef Technologies, Inc.*(a)	821,185

		3,070,431

Media – 2.9%
225,270	Entravision Communications Corp.*	1,306,566
28,900	Lamar Advertising Co.(a)	1,101,379
39,400	LodgeNet Entertainment Corp.*(a)	366,814
32,600	National CineMedia, Inc.	702,530

		3,477,289

Oil, Gas & Consumable Fuels – 12.3%
53,100	Continental Resources, Inc.*	1,491,048
62,500	Delta Petroleum Corp.*(a)	1,497,500
90,540	OPTI Canada, Inc.*	1,591,407
88,800	Quicksilver Resources, Inc.*	3,054,720
226,308	Rex Energy Corp.*	3,553,035
372,300	UTS Energy Corp.*	2,201,459
22,600	Whiting Petroleum Corp.*	1,383,572

		14,772,741

Personal Products – 2.3%
24,610	Chattem, Inc.*(a)	1,917,119
104,800	Physicians Formula Holdings, Inc.*	825,824

		2,742,943

Real Estate Management & Development – 1.7%
103,200	CB Richard Ellis Group, Inc.*	2,070,192

Semiconductors & Semiconductor Equipment – 5.2%
28,980	Cavium Networks, Inc.*(a)	412,096
142,804	Eagle Test Systems, Inc.*	1,495,158
75,850	FormFactor, Inc.*	1,359,991
96,320	Intellon Corp.*	530,723
26,600	Linear Technology Corp.	737,086
70,590	Tessera Technologies, Inc.*	1,663,100

		6,198,154

Software – 3.7%
112,820	Activision, Inc.*	3,074,345
22,800	Salesforce.com, Inc.*	1,361,616

		4,435,961

Specialty Retail – 5.3%
24,300	Advance Auto Parts, Inc.	815,022
61,600	CSK Auto Corp.*(a)	558,712
36,290	Tractor Supply Co.*	1,358,698
23,900	Ulta Salon, Cosmetics & Fragrance, Inc.*(a)	334,839
69,930	Urban Outfitters, Inc.*	2,012,585
56,510	Williams-Sonoma, Inc.(a)	1,320,074

		6,399,930

Trading Companies & Distributors – 0.6%
9,570	W.W. Grainger, Inc.	704,926

Transportation Infrastructure – 0.4%
41,600	CAI International, Inc.*	420,576

Wireless Telecommunication Services – 3.0%
48,200	Clearwire Corp.*(a)	675,282
76,200	MetroPCS Communications, Inc.*	1,215,390
54,150	SBA Communications Corp.*	1,681,358

		3,572,030

TOTAL COMMON STOCKS
(Cost $125,512,069)		$119,887,029

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 1.2%

Joint Repurchase Agreement Account II
$1,400,000	3.166%	03/03/08	$1,400,000
Maturity Value: $1,400,369
(Cost $1,400,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $126,912,069)			$121,287,029

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 17.1%

Boston Global Investment Trust
20,605,000	3.646%	$20,605,000
(Cost $20,605,000)

TOTAL INVESTMENTS – 118.0%
(Cost $147,517,069)		$141,892,029

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.0)%		(21,620,633)

NET ASSETS – 100.0%		$120,271,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 29, 2008. Additional information appears on page 52.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%

Aerospace & Defense – 1.4%
63,090	United Technologies Corp.	$4,448,476

Beverages – 2.6%
121,210	PepsiCo., Inc.	8,431,368

Biotechnology – 4.4%
87,330	Amylin Pharmaceuticals, Inc.*(a)	2,311,625
71,980	Genentech, Inc.*	5,452,485
134,030	Gilead Sciences, Inc.*	6,342,300

		14,106,410

Capital Markets – 2.4%
391,860	The Charles Schwab Corp.	7,684,375

Communications Equipment – 8.9%
379,580	Cisco Systems, Inc.*	9,250,364
248,700	QUALCOMM, Inc.	10,537,419
83,440	Research In Motion Ltd.*	8,661,072

		28,448,855

Computers & Peripherals – 4.9%
47,830	Apple, Inc.*	5,979,707
179,040	Dell, Inc.*	3,553,944
53,240	International Business Machines Corp.	6,061,906

		15,595,557

Consumer Finance – 1.0%
203,110	Discover Financial Services	3,064,930

Diversified Financial Services – 2.0%
12,660	CME Group, Inc.	6,498,378

Energy Equipment & Services – 7.7%
119,580	Baker Hughes, Inc.	8,046,538
83,650	Schlumberger Ltd.	7,231,542
134,380	Weatherford International Ltd.*	9,261,470

		24,539,550

Food Products – 1.5%
77,950	Kraft Foods, Inc.	2,429,701
41,117	Wm. Wrigley Jr. Co.	2,461,264

		4,890,965

Health Care Equipment & Supplies – 4.9%
119,770	Baxter International, Inc.	7,068,825
202,370	St. Jude Medical, Inc.*	8,697,863

		15,766,688

Household Durables – 2.4%
87,890	Fortune Brands, Inc.	5,711,092
84,170	Newell Rubbermaid, Inc.	1,910,659

		7,621,751

Household Products – 1.2%
56,650	Procter & Gamble Co.	3,749,097

Internet & Catalog Retail – 1.0%
48,270	Amazon.com, Inc.*	3,111,967

Internet Software & Services – 3.0%
20,710	Google, Inc.*	9,758,138

IT Services – 3.5%
542,820	Western Union Co.	11,290,656

Life Sciences Tools & Services – 3.1%
176,270	Thermo Fisher Scientific, Inc.*	9,858,781

Media – 4.4%
146,370	Comcast Corp.*	2,860,070
40,740	Lamar Advertising Co.(a)	1,552,601
162,938	The McGraw-Hill Cos., Inc.	6,669,052
72,297	Viacom, Inc. Class B*	2,873,806

		13,955,529

Multiline Retail – 2.0%
122,790	Target Corp.	6,459,982

Oil, Gas & Consumable Fuels – 9.3%
195,790	Chesapeake Energy Corp.	8,853,624
90,040	Hess Corp.	8,389,927
121,540	Suncor Energy, Inc.	12,542,928

		29,786,479

Pharmaceuticals – 9.3%
98,930	Johnson & Johnson	6,129,703
197,340	Merck & Co., Inc.	8,742,162
339,590	Schering-Plough Corp.	7,369,103
154,840	Teva Pharmaceutical Industries Ltd. ADR	7,597,998

		29,838,966

Semiconductors & Semiconductor Equipment – 2.9%
280,150	Intel Corp.	5,588,993
137,130	Linear Technology Corp.	3,799,872

		9,388,865

Software – 6.2%
177,440	Electronic Arts, Inc.*	8,391,138
423,360	Microsoft Corp.	11,523,859

		19,914,997

Specialty Retail – 2.9%
387,880	Lowe’s Cos., Inc.	9,297,484

Wireless Telecommunication Services – 4.2%
202,850	American Tower Corp.*	7,797,554
158,150	Crown Castle International Corp.*	5,707,633

		13,505,187

TOTAL COMMON STOCKS
(Cost $282,120,483)		$311,013,431

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 2.4%

Joint Repurchase Agreement Account II
$7,700,000	3.166%	03/03/08	$7,700,000
Maturity Value: $7,702,032
(Cost $7,700,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $289,820,483)			$318,713,431

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 1.1%

Boston Global Investment Trust – Enhanced Portfolio
3,388,250	3.646%	$3,388,250
(Cost $3,388,250)

TOTAL INVESTMENTS – 100.6%
(Cost $293,208,733)		$322,101,681

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,064,653)

NET ASSETS – 100.0%		$320,037,028

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 29, 2008. Additional information appears on page 52.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2008.

Investment Abbreviation:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%

Aerospace & Defense – 2.2%
234	Alliant Techsystems, Inc.*	$24,556
265	United Technologies Corp.	18,685

		43,241

Air Freight & Logistics – 0.5%
191	C.H. Robinson Worldwide, Inc.	9,697

Auto Components – 1.0%
1,165	Gentex Corp.	18,780

Beverages – 1.6%
445	PepsiCo., Inc.	30,954

Biotechnology – 3.4%
299	Amylin Pharmaceuticals, Inc.*	7,915
251	Genentech, Inc.*	19,013
786	Gilead Sciences, Inc.*	37,194
175	Progenics Pharmaceuticals, Inc.*	2,677

		66,799

Capital Markets – 3.0%
260	Oppenheimer Holdings, Inc.	11,991
604	Raymond James Financial, Inc.	13,572
333	Stifel Financial Corp.*	14,516
982	The Charles Schwab Corp.	19,257

		59,336

Communications Equipment – 5.4%
1,627	Cisco Systems, Inc.*	39,650
1,024	QUALCOMM, Inc.	43,387
224	Research In Motion Ltd.*	23,251

		106,288

Computers & Peripherals – 3.8%
256	Apple, Inc.*	32,005
380	Dell, Inc.*	7,543
204	International Business Machines Corp.	23,228
542	Network Appliance, Inc.*	11,718

		74,494

Consumer Finance – 0.4%
514	Discover Financial Services	7,756

Diversified Financial Services – 2.3%
57	CME Group, Inc.	29,258
402	Moody’s Corp.	15,268

		44,526

Electrical Equipment – 1.7%
45	First Solar, Inc.*	9,234
149	Rockwell Automation, Inc.	8,152
297	Roper Industries, Inc.	16,751

		34,137

Electronic Equipment & Instruments – 2.4%
482	Amphenol Corp.	17,819
227	Dolby Laboratories, Inc.*	10,045
704	FLIR Systems, Inc.*	20,036

		47,900

Energy Equipment & Services – 6.3%
416	Baker Hughes, Inc.	27,993
347	Schlumberger Ltd.	29,998
686	Tesco Corp.*	16,896
704	Weatherford International Ltd.*	48,520

		123,407

Food Products – 0.5%
178	Wm. Wrigley Jr. Co.	10,655

Health Care Equipment & Supplies – 3.6%
462	Baxter International, Inc.	27,267
118	C.R. Bard, Inc.	11,185
195	NuVasive, Inc.*	7,516
587	St. Jude Medical, Inc.*	25,229

		71,197

Health Care Providers & Services – 0.7%
501	Psychiatric Solutions, Inc.*	14,173

Health Care Technology – 0.3%
340	MedAssets, Inc.*	6,174

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALL CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Hotels, Restaurants & Leisure – 0.4%
70	Life Time Fitness, Inc.*	$2,034
392	Pinnacle Entertainment, Inc.*	6,139

		8,173

Household Durables – 2.7%
420	Fortune Brands, Inc.	27,291
119	Harman International Industries, Inc.	4,903
907	Newell Rubbermaid, Inc.	20,589

		52,783

Insurance – 0.7%
235	Aon Corp.	9,778
149	eHealth, Inc.*	3,649

		13,427

Internet & Catalog Retail – 1.1%
145	Amazon.com, Inc.*	9,348
400	Netflix, Inc.*	12,632

		21,980

Internet Software & Services – 2.6%
16	Baidu.com, Inc. ADR*	4,021
69	Bankrate, Inc.*	2,916
82	Google, Inc.*	38,637
617	Switch & Data Facilities Co.*	6,448

		52,022

IT Services – 4.7%
706	Cognizant Technology Solutions Corp.*	21,328
293	Fiserv, Inc.*	15,418
755	Genpact Ltd.*	11,514
483	Global Payments, Inc.	19,160
485	Iron Mountain, Inc.*	14,589
407	NeuStar, Inc.*	10,444

		92,453

Leisure Equipment & Products – 0.4%
450	Mattel, Inc.	8,694

Life Sciences Tools & Services – 3.1%
416	Charles River Laboratories International, Inc.*	24,369
653	Thermo Fisher Scientific, Inc.*	36,523

		60,892

Machinery – 2.0%
193	Danaher Corp.	14,311
389	IDEX Corp.	11,732
444	Kennametal, Inc.	13,484

		39,527

Media – 3.8%
411	Comcast Corp.*	8,031
2,246	Entravision Communications Corp.*	13,027
244	Lamar Advertising Co.*	9,299
429	National CineMedia, Inc.	9,245
497	The McGraw-Hill Companies, Inc.	20,342
393	Viacom, Inc. Class B*	15,621

		75,565

Multiline Retail – 1.7%
165	J.C. Penney Co., Inc.	7,624
493	Target Corp.	25,937

		33,561

Oil, Gas & Consumable Fuels – 10.6%
530	Chesapeake Energy Corp.	23,967
832	Continental Resources, Inc.*	23,362
379	Delta Petroleum Corp.*	9,081
479	Hess Corp.	44,633
337	Quicksilver Resources, Inc.*	11,593
3,309	Rex Energy Corp.*	51,951
434	Suncor Energy, Inc.	44,789

		209,376

Personal Products – 0.6%
147	Chattem, Inc.*	11,451

Pharmaceuticals – 4.4%
394	Johnson & Johnson	24,413
934	Merck & Co., Inc.	41,376
610	Schering-Plough Corp.	13,237
145	Teva Pharmaceutical Industries Ltd. ADR	7,115

		86,141

Real Estate Management & Development – 1.3%
1,262	CB Richard Ellis Group, Inc.*	25,316

Semiconductors & Semiconductor Equipment – 3.8%
755	Eagle Test Systems, Inc.*	7,905
620	FormFactor, Inc.*	11,117
1,266	Intel Corp.	25,257
431	Linear Technology Corp.	11,943
776	Tessera Technologies, Inc.*	18,282

		74,504

Software – 6.6%
1,245	Activision, Inc.*	33,926
421	Electronic Arts, Inc.*	19,909
2,135	Microsoft Corp.	58,115
293	Salesforce.com, Inc.*	17,498

		129,448

Specialty Retail – 3.7%
188	Advance Auto Parts, Inc.	6,306
1,525	Lowe’s Companies, Inc.	36,554
232	Tractor Supply Co.*	8,686
465	Urban Outfitters, Inc.*	13,383
323	Williams-Sonoma, Inc.	7,545

		72,474

Textiles, Apparel & Luxury Goods – 0.8%
523	Coach, Inc.*	15,857

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Trading Companies & Distributors – 0.5%
122	W.W. Grainger, Inc.	$8,986

Wireless Telecommunication Services – 4.9%
956	American Tower Corp.*	36,749
168	Clearwire Corp.*	2,354
313	Crown Castle International Corp.*	11,296
706	MetroPCS Communications, Inc.*	11,261
1,663	Western Union Co.	34,590

		96,250

TOTAL INVESTMENTS – 99.5%
(Cost $1,984,867)		$1,958,394

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		10,148

NET ASSETS – 100.0%		$1,968,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	—	American Depositary Receipt

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

ADDITIONAL INVESTMENT INFORMATION
JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 29, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Capital Growth	$31,100,000

Concentrated Growth	800,000

Growth Opportunities	11,800,000

Small/Mid Cap Growth	1,400,000

Strategic Growth	7,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	3.16%	03/03/08	$3,000,790,000

Banc of America Securities LLC	5,000,000,000	3.16	03/03/08	5,001,316,667

Barclays Capital PLC	5,300,000,000	3.18	03/03/08	5,301,404,500

Citigroup Global Markets, Inc.	4,650,000,000	3.15	03/03/08	4,651,220,625

Credit Suisse Securities (USA) LLC	1,000,000,000	3.18	03/03/08	1,000,265,000

Credit Suisse Securities (USA) LLC	2,600,000,000	3.20	03/03/08	2,600,693,333

Deutsche Bank Securities, Inc.	6,000,000,000	3.15	03/03/08	6,001,575,000

Greenwich Capital Markets	1,250,000,000	3.15	03/03/08	1,250,328,125

JPMorgan Securities	500,000,000	3.17	03/03/08	500,132,083

Merrill Lynch	3,500,000,000	3.18	03/03/08	3,500,927,500

UBS Securities LLC	2,000,000,000	3.18	03/03/08	2,000,530,000

TOTAL				$34,809,182,833

At February 29, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 5.250% to 6.000%, due 06/25/10 to 03/28/16; Federal Home Loan Mortgage Association, 0.000% to 10.750%, due 03/01/08 to 12/01/47; Federal National Mortgage Association, 3.500% to 11.000%, due 06/01/08 to 03/01/48 and U.S. Treasury Notes, 4.375% to 4.750%, due 11/15/08 to 8/15/12. The aggregate market value of the collateral, including accrued interest, was $35,624,281,841.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Statements of Assets and Liabilities
February 29, 2008 (Unaudited)

Capital Growth
Fund

Assets:

Investments in securities, at value (identified cost $1,994,492,674, $277,522,731, $1,807,739,823, $126,912,069, $289,820,483, and $1,984,867, respectively)(a)	$2,173,974,837
Investment in securities of affiliated issuers, at value (identified cost $34,468,157 Growth Opportunities only)	—
Securities lending collateral, at value which equals cost	174,024,925
Cash	18,865
Receivables:
Investment securities sold	22,326,715
Dividends and interest	2,518,852
Fund shares sold	1,486,371
Securities lending income	102,611
Reimbursement from adviser	56,707
Deferred offering costs	—
Other assets	52,673

Total assets	2,374,562,556

Liabilities:

Due to Broker	7,580
Payables:
Payable upon return of securities loaned	174,024,925
Investment securities purchased	21,253,070
Fund shares repurchased	4,987,957
Amounts owed to affiliates	2,508,770
Accrued expenses and other liabilities	1,253,644

Total liabilities	204,035,946

Net Assets:

Paid-in capital	1,934,453,643
Accumulated undistributed net investment income (loss)	(4,332,559)
Accumulated net realized gain (loss) from investment transactions	60,923,658
Net unrealized gain (loss) on investments	179,481,868

NET ASSETS	$2,170,526,610

Net Assets:
Class A	$1,543,705,433
Class B	191,111,948
Class C	137,424,721
Institutional	292,034,403
Service	6,232,248
Class R	8,924
Class IR	8,933

Shares Outstanding:
Class A	72,155,702
Class B	9,807,735
Class C	7,059,349
Institutional	13,170,485
Service	295,279
Class R	417
Class IR	417

Total shares of beneficial interest outstanding, $0.001 par value (unlimited shares authorized)	102,489,384

Net asset value, offering and redemption price per share:(b)
Class A	$21.39
Class B	19.49
Class C	19.47
Institutional	22.17
Service	21.11
Class R	21.38
Class IR	21.40

(a)	Includes loaned securities having a market value of $164,600,200, $4,791,070, $412,528,356, $19,441,119 and $3,219,600 for the Capital Growth, Concentrated Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth Funds, respectively.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Capital Growth, Concentrated Growth, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth, and All Cap Growth Funds is $22.63, $13.53, $21.41, $12.16, $10.24, and $10.41, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

	Growth
Concentrated	Opportunities	Small/Mid Cap	Strategic Growth	All Cap Growth
Growth Fund	Fund	Growth Fund	Fund	Fund

$286,696,232	$1,819,542,014	$121,287,029	$318,713,431	$1,958,394
—	24,869,831	—	—	—
5,068,000	435,478,275	20,605,000	3,388,250	—
14,806	44,274	32,690	87,837	33,246
5,203,657	5,908,650	622,773	6,999,798	10,848
267,625	994,190	32,539	344,869	1,665
861,195	3,354,323	166,981	1,179,770	—
2,803	504,010	34,680	2,521	—
—	—	9,450	11,891	36,765
—	—	—	—	199,759
—	32,122	6,947	8,623	—

298,114,318	2,290,727,689	142,798,089	330,736,990	2,240,677

—	—	—	—	—
5,068,000	435,478,275	20,605,000	3,388,250	—
4,506,640	2,221,924	646,351	6,109,417	33,935
210,505	6,091,075	1,042,814	724,916	—
320,127	1,971,534	130,256	323,736	1,654
165,283	211,709	102,272	153,643	236,546

10,270,555	445,974,517	22,526,693	10,699,962	272,135

286,403,669	1,779,758,956	126,383,404	331,353,504	2,000,031
(610,567)	(3,450,450)	(397,036)	(370,200)	944
(7,122,786)	66,240,801	(89,932)	(39,839,175)	(5,960)
9,173,447	2,203,865	(5,625,040)	28,892,899	(26,473)

$287,843,763	$1,844,753,172	$120,271,396	$320,037,028	$1,968,542

$107,529,017	$807,559,947	$37,223,175	$162,783,197	$9,849
1,523,283	53,843,273	3,231,016	6,371,513	—
1,856,870	112,223,485	9,905,792	10,776,866	9,834
176,914,517	859,811,156	69,737,441	140,102,564	1,929,170
2,219	11,297,054	156,126	2,888	—
8,924	9,123	8,917	—	9,847
8,933	9,134	8,929	—	9,842

8,409,948	39,921,982	3,239,395	16,811,319	1,001
124,749	2,865,466	288,254	702,315	—
152,376	6,023,360	884,022	1,186,418	1,000
13,550,309	40,718,233	6,022,135	14,038,418	196,001
174	565,098	13,683	297	—
699	451	777	—	1,001
699	451	777	—	1,000

22,238,954	90,095,041	10,449,043	32,738,767	200,003

$12.79	$20.23	$11.49	$9.68	$9.84
12.21	18.79	11.21	9.07	—
12.19	18.63	11.21	9.08	9.83
13.06	21.12	11.58	9.98	9.84
12.76	19.99	11.41	9.73	—
12.77	20.22	11.48	—	9.84
12.79	20.24	11.49	—	9.84

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Statements of Operations
For the Period Ended February 29, 2008 (Unaudited)

Capital Growth
Fund

Investment income:

Dividends(a)	$9,235,434
Interest (including securities lending income of $462,473, $16,170, $2,234,847, $157,884, $27,795 and $0, respectively)	797,993

Total investment income	10,033,427

Expenses:

Management fees	9,668,692
Distribution and Service fees(d)	3,071,797
Transfer Agent fees(d)	1,711,692
Custody and accounting fees	76,087
Printing fees	75,842
Registration fees	38,074
Professional fees	36,478
Service share fees — Service Plan	10,189
Service share fees — Shareholder Administration Plan	10,189
Trustee fees	8,854
Amortization of offering costs	—
Other	94,550

Total expenses	14,802,444

Less — expense reductions	(334,089)

Net expenses	14,468,355

NET INVESTMENT INCOME (LOSS)	(4,434,928)

Realized and unrealized gain (loss) from investment transactions:

Net realized gain (loss) from investment transactions — unaffiliated issuers (including commissions recaptured of $79,141, $0, $136,937, $0, $9,498 and $0, respectively)	135,373,344
Net realized loss from investment transactions — affiliated issuers	—
Net change in unrealized loss on investments	(354,807,310)

Net realized and unrealized loss on investment transactions	(219,433,966)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(223,868,894)

(a)	Foreign taxes withheld on dividends were $38,060, $8,204, $2,568 and $8,048 for Capital Growth, Concentrated Growth, Small/Mid Cap Growth and Strategic Growth Funds, respectively.
(b)	Commenced operations on November 30, 2007.
(c)	Commenced operation on January 31, 2008.
(d)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees

	Class A	Class B	Class C	Class R(b)	Class A	Class B	Class C	Institutional	Service	Class R(b)	Class IR(b)
Fund
Capital Growth	$1,867,383	$675,659	$528,744	$11	$1,419,212	$128,375	$100,461	$62,017	$1,619	$4	$4
Concentrated Growth	138,596	7,156	8,014	11	105,334	1,360	1,523	40,487	—	4	4
Growth Opportunities	1,135,277	304,292	616,044	12	862,811	57,816	117,048	181,145	2,431	4	4
Small/Mid Cap Growth	46,163	15,229	48,285	12	35,085	2,894	9,174	15,638	29	4	4
Strategic Growth	196,229	32,879	56,806	—	149,134	6,247	10,793	30,672	1	—	—
All Cap Growth(c)	2	—	8	4	2	—	1	62	—	1	1
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

	Growth
Concentrated Growth	Opportunities	Small/Mid Cap Growth	Strategic Growth	All Cap Growth
Fund	Fund	Fund	Fund	Fund(c)

$1,189,665	$6,565,122	$184,352	$1,583,250	$1,913
146,090	3,545,909	268,955	148,912	707

1,335,755	10,111,031	453,307	1,732,162	2,620

1,581,799	10,022,025	639,903	1,641,434	1,573
153,777	2,055,625	109,689	285,914	14
148,712	1,221,259	62,828	196,847	67
26,343	67,395	30,661	31,601	3,741
23,648	69,685	35,696	35,383	2,726
11,440	10,872	28,426	22,765	3,538
28,750	35,030	31,500	30,871	6,583
3	15,420	185	—	—
3	15,420	185	—	—
8,854	8,854	8,854	8,854	1,363
—	—	—	—	17,241
2,000	79,119	5,953	13,915	1,595

1,985,329	13,600,704	953,880	2,267,584	38,441

(36,823)	(38,917)	(103,537)	(141,051)	(36,765)

1,948,506	13,561,787	850,343	2,126,533	1,676

(612,751)	(3,450,756)	(397,036)	(394,371)	944

2,996,808	166,905,209	4,455,968	1,295,391	(5,960)
—	(9,040)	—	—	—
(30,463,734)	(322,627,635)	(17,175,455)	(27,613,773)	(26,473)

(27,466,926)	(155,731,466)	(12,719,487)	(26,318,382)	(32,433)

$(28,079,677)	$(159,182,222)	$(13,116,523)	$(26,712,753)	$(31,489)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Statements of Changes in Net Assets

	Capital Growth Fund

	For the
	Six Months Ended	For the
	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007

From operations:

Net investment loss	$(4,434,928)	$(6,269,215)
Net realized gain from investment transactions	135,373,344	189,436,928
Net change in unrealized gain (loss) on investments	(354,807,310)	68,145,993

Net increase (decrease) in net assets resulting from operations	(223,868,894)	251,313,706

Distributions to shareholders:

From net realized gains
Class A Shares	(14,788,391)	—
Class B Shares	(932,509)	—
Class C Shares	(875,661)	—
Institutional Shares	(3,337,242)	—
Service Shares	(87,400)	—
Class R(a)	(109)	—
Class IR(a)	(109)	—

Total distributions to shareholders	(20,021,421)	—

From share transactions:

Proceeds from sales of shares	142,056,846	230,058,806
Proceeds received in connection with merger	723,504,958	68,808,967
Reinvestment of dividends and distributions	18,143,000	—
Cost of shares repurchased	(314,550,784)	(442,019,105)

Net increase (decrease) in net assets resulting from share transactions	569,154,020	(143,151,332)

TOTAL INCREASE (DECREASE)	325,263,705	108,162,374

Net assets:

Beginning of period	1,845,262,905	1,737,100,531

End of period	$2,170,526,610	$1,845,262,905

Accumulated undistributed net investment income (loss)	$(4,332,559)	$102,369

(a)	Commenced operations on November 30, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Concentrated Growth Fund		Growth Opportunities Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
February 29, 2008	Year Ended	February 29, 2008	Year Ended
(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

$(612,751)	$(359,981)	$(3,450,756)	$(15,699,296)
2,996,808	15,834,682	166,896,169	235,604,953
(30,463,734)	23,845,676	(322,627,635)	247,446,131

(28,079,677)	39,320,377	(159,182,222)	467,351,788

(8,583,205)	(2,448,956)	(120,775,909)	(47,042,599)
(107,327)	(17,173)	(8,627,886)	(3,676,650)
(136,581)	(23,504)	(17,875,472)	(6,253,316)
(14,420,481)	(4,595,818)	(122,089,293)	(39,775,669)
(174)	(75)	(1,630,425)	(549,610)
(699)	—	(1,330)	—
(699)	—	(1,330)	—

(23,249,166)	(7,085,526)	(271,001,645)	(97,297,844)

115,283,745	92,555,118	377,854,541	476,791,417
—	—	—	15,690,962
22,025,284	6,761,049	234,960,823	84,975,070
(82,551,229)	(36,143,968)	(347,836,355)	(810,437,669)

54,757,800	63,172,199	264,979,009	(232,980,220)

3,428,957	95,407,050	(165,204,858)	137,073,724

284,414,806	189,007,756	2,009,958,030	1,872,884,306

$287,843,763	$284,414,806	$1,844,753,172	$2,009,958,030

$(610,567)	$2,184	$(3,450,450)	$306

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Statements of Changes in Net Assets (continued)

					All Cap Growth
	Small/Mid Cap Growth Fund		Strategic Growth Fund		Fund(b)

	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Period Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended	February 29, 2008
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007	(Unaudited)

From operations:

Net investment income (loss)	$(397,036)	$(786,608)	$(394,371)	$(796,549)	$944
Net realized gain (loss) on investment	4,455,968	7,564,226	1,295,391	35,537,737	(5,960)
Net change in unrealized gain (loss) on investments	(17,175,455)	16,372,803	(27,613,773)	14,411,940	(26,473)

Net increase (decrease) in net assets resulting from operations	(13,116,523)	23,150,421	(26,712,753)	49,153,128	(31,489)

Distributions to shareholders:

From net realized gains
Class A Shares	(2,686,132)	—	—	—	—
Class B Shares	(225,185)	—	—	—	—
Class C Shares	(727,612)	—	—	—	—
Institutional Shares	(5,361,753)	—	—	—	—
Service Shares	(10,852)	—	—	—	—
Class R(a)	(684)	—	—	—	—
Class IR(a)	(684)	—	—	—	—

Total distributions to shareholders	(9,012,902)	—	—	—	—

From share transactions:

Proceeds from sales of shares	48,734,441	115,178,045	94,890,080	66,206,738	2,000,081
Reinvestment of dividends and distributions	8,318,820	—	—	—	—
Cost of shares repurchased	(26,790,486)	(107,327,188)	(56,267,932)	(136,222,924)	(50)

Net increase (decrease) in net assets resulting from share transactions	30,262,775	7,850,857	38,622,148	(70,016,186)	2,000,031

TOTAL INCREASE (DECREASE)	8,133,350	31,001,278	11,909,395	(20,863,058)	1,968,542

Net assets:

Beginning of period	112,138,046	81,136,768	308,127,633	328,990,691	—

End of period	$120,271,396	$112,138,046	$320,037,028	$308,127,633	$1,968,542

Accumulated undistributed net investment income (loss)	$(397,036)	$—	$(370,200)	$24,171	$944

(a)	Commenced operations on November 30, 2007.
(b)	Commenced operations on January 31, 2008.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements
February 29, 2008 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Capital Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund and Goldman Sachs All Cap Growth Fund (collectively, the “Funds” or individually a “Fund”). Capital Growth, Growth Opportunities and Small/Mid Cap Growth are diversified portfolios offering seven classes of shares — Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares. Concentrated Growth is a non-diversified portfolio offering seven classes of shares — Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares. Strategic Growth is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service Shares. All Cap Growth is a diversified portfolio also offering five classes of shares — Class A, Class C, Institutional, Class R and Class IR Shares. Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Funds are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class R and Class IR Shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), as distributor of the Funds receives such sales charges of which a certain portion may be retained. Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs, serves as Investment Adviser pursuant to a Management Agreement (the “Agreement”) with the trust on behalf of the Funds. Class R and Class IR Shares of the Funds (except for All Cap Growth) commenced operations on November 30, 2007. All Cap Growth commenced operations on January 31, 2008.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by GSAM are valued at fair value using methods approved by the Trust’s Board of Trustees.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on significant litigation and regulatory news such as governmental approvals.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.
C. Commission Recapture — The Funds may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Funds as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B, Class C and Class R shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.
E. Offering Costs — Offering costs paid in connection with the offering of shares of the All Cap Growth Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations.
F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain, or as a tax return of capital.
     The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), on February 29, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for the open tax years (tax years ended August 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
H. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
3. AGREEMENTS
A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the period ended February 29, 2008, GSAM received a Management Fee on a contractual basis at the following rates:

	Contractual Management Rate

	Up to	Next	Over
Fund	$1 Billion	$1 Billion	$2 Billion	Effective Rate

Capital Growth	1.00%	0.90%	0.80%	0.94%

Concentrated Growth, Strategic Growth and All Cap Growth	1.00	0.90	0.86	1.00

Growth Opportunities and Small/Mid Cap Growth	1.00	1.00	0.90	1.00

B. Distribution Agreement and Service Plan — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75%, 0.75% and 0.50% of each Fund’s average daily net assets attributable to Class A, Class B, Class C and Class R Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive under the Plans a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Class B and Class C Shares. With respect to Class A and Class R Shares, the distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees’ imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
3. AGREEMENTS (continued)
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 29, 2008, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class B	Class C

Capital Growth	$88,000	$500	$1,600

Concentrated Growth	4,200	—	—

Growth Opportunities	76,000	200	1,300

Small/Mid Cap Growth	16,800	100	—

Strategic Growth	17,200	100	—

All Cap Growth	—	N/A	—

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class R and Class IR Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund except All Cap Growth Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Service Shares.
E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder proxy meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations of the Capital Growth, Concentrated Growth, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth and All Cap Growth Funds as an annual percentage rate of average daily net assets were 0.004%, 0.044%, 0.114%, 0.064%, 0.004%, and 0.014%, respectively.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. AGREEMENTS (continued)
     For the period ended February 29, 2008, GSAM has voluntarily agreed to reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

		Expense Credits

	Other Expense	Custody	Transfer	Total Expense
Fund	Reimbursement	Fee	Agent Fee	Reductions

Capital Growth	$289	$9	$36	$334

Concentrated Growth	32	3	2	37

Growth Opportunities	—	14	25	39

Small/Mid Cap Growth	100	3	1	104

Strategic Growth	137	1	3	141

All Cap Growth	37	—	—	37

     As of February 29, 2008, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer	Over
Fund	Fees	Service Fees	Agent Fees	Reimbursement	Total

Capital Growth	$1,636	$577	$296	$—	$2,509

Concentrated Growth	231	24	22	43	320

Growth Opportunities	1,495	299	178	—	1,972

Small/Mid Cap Growth	101	19	10	—	130

Strategic Growth	255	46	23	—	324

All Cap Growth	2	— *	— *	—	2

* Amount is less than $500.
4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 29, 2008, were as follows:

Fund	Purchases	Sales and Maturities

Capital Growth	$1,078,585,031	$1,260,146,066

Concentrated Growth	180,356,026	145,740,660

Growth Opportunities	871,291,533	841,429,929

Small/Mid Cap Growth	61,193,890	36,293,142

Strategic Growth	152,469,693	121,294,201

All Cap Growth	2,165,606	174,778

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
     For the six months ended February 29, 2008, Goldman Sachs earned approximately $30,000, $24,300, $24,000 and $11,300 of brokerage commissions from portfolio transactions, executed on behalf of the Capital Growth, Concentrated Growth, Growth Opportunities and Strategic Growth Funds, respectively.
     An investment by the Fund of at least 5% of the voting securities of an issuer makes that issuer an affiliated person (as defined in the Act) of the Trust and an affiliate (as defined in Rule 6-02(a) of Regulation S-X) of the Trust.
     The following table provides information about the investments by the Growth Opportunities Fund in shares of an issuer of which the Trust is an affiliate for the six months ended February 29, 2008.

Number of
Shares
	Number of Shares	Shares	Shares	Held End	Value at End
	Held Beginning	Bought	Sold	of Period	of Period	Dividend
Name of Affiliated Issuer	of Period (in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	Income

Entravision Communications Corp.	3,539	751	2	4,288	$24,870	$—

5. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.07% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 29, 2008, are reported parenthetically under Investment Income on the Statements of Operations. The All Cap Growth Fund did not participate in the securities lend program for the period ended February 29, 2008.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

5. SECURITIES LENDING (continued)
     The table below details securities lending activity as of, and for the six months ended February 29, 2008:

	Earnings of BGA	Earnings Received by the	Amount Payable to
	Relating to	Funds From Lending to	Goldman Sachs Upon
	Securities Loaned for	Goldman Sachs for the	Return of
	the six months ended	six months ended	Securities Loaned as
Fund	February 29, 2008	February 29, 2008	of February 29, 2008

Capital Growth	$51,380	$36,759	$8,794,750

Concentrated Growth	1,796	63	—

Growth Opportunities	248,300	230,842	51,748,300

Small/Mid Cap Growth	17,537	36,883	2,757,750

Strategic Growth	3,088	8,282	—

6. LINE OF CREDIT FACILITY
The Funds, (except for All Cap Growth, which is pending) participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, each Fund must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2008, the Funds did not have any borrowings under the facility.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
7. TAX INFORMATION
As of the Funds’ most recent fiscal year end, August 31, 2007, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Capital	Concentrated	Growth	Small/Mid	Strategic
	Growth	Growth	Opportunities	Cap Growth	Growth

Capital loss carryforward:[1]
Expiring 2008	$(2,855,572)	$—	$—	$—	$—
Expiring 2010	—	—	—	—	(7,128,060)
Expiring 2011	(38,678,807)	—	—	—	(14,179,519)
Expiring 2012	—	—	—	—	(13,060,848)
Expiring 2013	—	—	—	—	(2,826,194)

Total capital loss carryforward[2]	$(41,534,379)	—	—	—	$(37,194,621)

1	Expiration occurs on August 31 of the year indicated. Due to Fund mergers, utilization of these losses may be substantially limited under the Code.
2	The Capital Growth and Strategic Growth Funds utilized approximately $184,450,000 and $34,604,000, respectively, of capital losses as of the most recent fiscal year end.
     At February 29, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Capital	Concentrated	Growth	Small/Mid Cap	Strategic	All Cap
	Growth	Growth	Opportunities	Growth	Growth	Growth

Tax Cost	$2,181,308,752	$283,305,269	$2,286,335,892	$147,883,270	$297,124,297	$1,984,867

Gross unrealized gain	303,421,258	23,736,637	227,281,886	14,033,307	41,781,837	68,395
Gross unrealized loss	(136,730,248)	(15,277,674)	(233,727,658)	(20,024,548)	(16,804,453)	(94,868)

Net unrealized security gain (loss)	$166,691,010	$8,458,963	$(6,445,772)	$(5,991,241)	$24,977,384	$(26,473)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of return of capital distributions from underlying fund investments as of the most recent fiscal year end.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

8. OTHER MATTERS
Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Growth Fund by the Capital Growth Fund. The acquisition was completed on December 17, 2007, as of the close of business on December 14, 2007.
     Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Growth Fund (“Acquired Fund”) Class A, Class B, Class C and Class Y were transferred into the Capital Growth Fund (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor Share Class/Acquired Fund Share Class	Issued	Exchanged Shares	as of December 14, 2007

Capital Growth Class A/
AXA Enterprise Growth Class A	19,649,825	$467,665,613	23,838,852

Capital Growth Class B/
AXA Enterprise Growth Class B	6,811,061	147,869,015	8,219,599

Capital Growth Class C/
AXA Enterprise Growth Class C	4,242,672	92,023,645	5,031,579

Capital Growth Institutional Class/
AXA Enterprise Growth Class Y	646,924	15,946,685	763,862

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Survivor/Acquired Fund	acquisition	acquisition	acquisition	Appreciation

Capital Growth/AXA Enterprise Growth Fund Bond	$1,813,624,193	$723,504,958	$2,537,129,151	$134,031,539

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
8. OTHER MATTERS (continued)
     At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Large Cap Growth Fund and AXA Enterprise Multi-Manager Mid Cap Growth Funds by the Capital Growth and Growth Opportunities Funds, respectively. The acquisition was completed on June 25, 2007, as of the close of business June 22, 2007.
     Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Large Cap Growth Fund (“Acquired Fund”) Class A, Class B, Class C and Class Y were transferred into the Capital Growth Fund (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor Share Class/Acquired Fund Share Class	Issued	Exchanged Shares	as of June 22, 2007

Capital Growth Class A/AXA Enterprise Large Cap Growth Class A	1,068,261	$25,691,759	2,124,720

Capital Growth Class B/AXA Enterprise Large Cap Growth Class B	1,387,652	30,597,805	2,591,315

Capital Growth Class C/AXA Enterprise Large Cap Growth Class C	495,843	10,918,460	925,309

Capital Growth Institutional Class/
AXA Enterprise Large Cap Growth Class Y	64,424	1,600,943	131,100

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired	Acquired
	Net Assets	Net Assets	immediately	Fund’s	Fund’s
	before	before	after	Unrealized	Capital Loss
Survivor/Acquired Fund	acquisition	acquisition	acquisition	Appreciation	Carryforward*

Capital Growth/AXA Enterprise Large Cap Growth	$1,837,121,169	$68,808,967	$1,905,930,136	$6,009,246	$(112,365,169)

*	Utilization of the Acquired Fund’s capital loss carryforward may be substantially limited under the Code.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

8. OTHER MATTERS (continued)
     Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Multi-Manager Mid Cap Growth Fund (“Acquired Fund”) Class A, Class P, Class B, Class C, and Class Y were transferred into the Growth Opportunities Fund (“Survivor Fund”) Class A, Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor Share Class/Acquired Fund Share Class	Issued	Exchanged Shares	as of June 22, 2007

Growth Opportunities Class A/
AXA Enterprise Multi-Manager Mid Cap Growth Class A/	118,499	$2,960,170	270,781
AXA Enterprise Multi-Manager Mid Cap Growth Class P	175,396	4,381,395	398,928

Growth Opportunities Class B/
AXA Enterprise Multi-Manager Mid Cap Growth Class B	37,083	873,299	83,469

Growth Opportunities Class C/
AXA Enterprise Multi-Manager Mid Cap Growth Class C	27,859	651,351	62,304

Growth Opportunities Institutional Class/
AXA Enterprise Multi-Manager Mid Cap Growth Class Y	263,809	6,824,747	611,701

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Survivor/Acquired Fund	acquisition	acquisition	acquisition	Appreciation

Growth Opportunities/AXA Enterprise Multi-Manager Mid Cap Growth	$2,024,026,102	$15,690,962	$2,039,717,064	$2,946,710

New Accounting Pronouncements — On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 will be adopted by the Funds on September 1, 2008. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the Funds’ financial statements; however, additional disclosures will be required.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Capital Growth Fund

	For the Six Months Ended
	February 29, 2008		For the Year Ended
	(Unaudited)		August 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,734,867	$86,361,024	6,794,490	$153,515,538
Shares issued in connection with merger	19,649,825	467,665,613	1,068,261	25,691,759
Reinvestment of dividends and distributions	575,691	14,069,893	—	—
Shares converted from Class B(a)	232,188	5,588,125	516,254	11,470,158
Shares repurchased	(9,562,222)	(222,211,712)	(13,397,103)	(303,513,136)

	14,630,349	351,472,943	(5,018,098)	(112,835,681)

Class B Shares
Shares sold	182,472	3,826,015	105,436	2,206,935
Shares issued in connection with merger	6,811,061	147,869,015	1,387,652	30,597,805
Reinvestment of dividends and distributions	37,975	846,827	—	—
Shares converted to Class A(a)	(253,954)	(5,588,125)	(561,275)	(11,470,158)
Shares repurchased	(1,126,370)	(23,719,159)	(1,826,707)	(37,855,312)

	5,651,184	123,234,573	(894,894)	(16,520,730)

Class C Shares
Shares sold	368,908	7,899,479	790,779	16,511,660
Shares issued in connection with merger	4,242,672	92,023,645	495,843	10,918,460
Reinvestment of dividends and distributions	34,628	771,517	—	—
Shares repurchased	(1,086,684)	(22,756,861)	(1,394,927)	(29,044,627)

	3,559,524	77,937,780	(108,305)	(1,614,507)

Institutional Shares
Shares sold	1,753,798	42,931,301	2,362,976	55,434,061
Shares issued in connection with merger	646,924	15,946,685	64,424	1,600,943
Reinvestment of dividends and distributions	93,760	2,373,065	—	—
Shares repurchased	(1,683,944)	(40,919,862)	(2,888,288)	(68,116,465)

	810,538	20,331,189	(460,888)	(11,081,461)

Service Shares
Shares sold	42,515	1,019,027	105,824	2,390,612
Reinvestment of dividends and distributions	3,378	81,480	—	—
Shares repurchased	(202,949)	(4,943,190)	(160,313)	(3,489,565)

	(157,056)	(3,842,683)	(54,489)	(1,098,953)

Class R Shares(b)
Shares sold	413	10,000	—	—
Reinvestment of dividends and distributions	4	109	—	—

	417	10,109	—	—

Class IR Shares(b)
Shares sold	413	10,000	—	—
Reinvestment of dividends and distributions	4	109	—	—

	417	10,109	—	—

NET INCREASE (DECREASE)	24,495,373	$569,154,020	(6,536,674)	$(143,151,332)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Concentrated Growth Fund				Growth Opportunities Fund

For the Six Months Ended				For the Six Months Ended
February 29, 2008		For the Year Ended		February 29, 2008		For the Year Ended
(Unaudited)		August 31, 2007		(Unaudited)		August 31, 2007

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,102,504	$61,755,665	1,817,293	$25,581,252	5,830,191	$137,512,033	9,441,022	$219,796,086
—	—	—	—	—	—	293,895	7,341,565
533,015	7,702,081	162,191	2,222,019	4,916,881	112,547,421	1,972,117	43,919,036
66	1,003	121	1,657	61,012	1,560,435	53,656	1,219,031
(2,356,925)	(34,020,465)	(1,267,772)	(17,722,805)	(8,750,321)	(209,500,438)	(17,526,632)	(401,851,380)

2,278,660	35,438,284	711,833	10,082,123	2,057,763	42,119,451	(5,765,942)	(129,575,662)

73,433	1,047,779	42,057	585,577	215,804	4,726,263	106,614	2,359,890
—	—	—	—	—	—	37,083	873,299
3,553	49,094	317	4,203	348,179	7,416,215	149,398	3,149,317
(69)	(1,003)	(125)	(1,657)	(64,906)	(1,560,435)	(56,707)	(1,219,031)
(21,261)	(301,695)	(3,298)	(46,144)	(332,178)	(7,300,408)	(1,035,268)	(22,434,375)

55,656	794,175	38,951	541,979	166,899	3,281,635	(798,880)	(17,270,900)

95,192	1,394,420	25,583	346,261	763,885	16,404,111	1,456,733	31,822,229
—	—	—	—	—	—	27,859	651,351
5,542	76,432	1,455	19,236	586,610	12,389,464	204,661	4,281,506
(3,705)	(46,115)	(12,034)	(163,136)	(696,418)	(15,113,891)	(2,087,481)	(45,183,733)

97,029	1,424,737	15,004	202,361	654,077	13,679,684	(398,228)	(8,428,647)

3,377,176	51,065,881	4,466,062	66,041,953	8,522,356	214,859,648	8,970,331	216,513,010
—	—	—	—	—	—	263,809	6,824,747
963,101	14,196,105	324,857	4,515,517	4,280,314	102,213,909	1,456,560	33,515,434
(3,268,942)	(48,182,954)	(1,265,934)	(18,211,808)	(4,784,644)	(113,558,114)	(13,945,014)	(333,071,498)

1,071,335	17,079,032	3,524,985	52,345,662	8,018,026	203,515,443	(3,254,314)	(76,218,307)

—	—	5	75	183,618	4,332,486	272,750	6,300,202
12	174	6	74	17,285	391,154	4,976	109,777
—	—	(5)	(75)	(100,580)	(2,363,504)	(344,165)	(7,896,683)

12	174	6	74	100,323	2,360,136	(66,439)	(1,486,704)

650	10,000	—	—	393	10,000	—	—
49	699	—	—	58	1,330	—	—

699	10,699	—	—	451	11,330	—	—

650	10,000	—	—	393	10,000	—	—
49	699	—	—	58	1,330	—	—

699	10,699	—	—	451	11,330	—	—

3,504,090	$54,757,800	4,290,779	$63,172,199	10,997,990	$264,979,009	(10,283,803)	$(232,980,220)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS (continued)
Share activity is as follows:

	Small/Mid Cap Growth Fund

	For the Six Months Ended
	February 29, 2008		For the Year Ended
	(Unaudited)		August 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,899,986	$25,493,164	2,519,342	$30,672,431
Reinvestment of dividends and distributions	175,501	2,325,388	—	—
Shares converted from Class B(a)	3,917	53,871	6,895	89,226
Shares repurchased	(800,660)	(9,892,586)	(7,488,130)	(93,892,766)

	1,278,744	17,979,837	(4,961,893)	(63,131,109)

Class B Shares
Shares sold	124,384	1,609,626	61,160	756,503
Reinvestment of dividends and distributions	15,758	204,062	—	—
Shares converted to Class A(a)	(3,997)	(53,871)	(7,011)	(89,226)
Shares repurchased	(35,270)	(422,073)	(18,580)	(227,245)

	100,875	1,337,744	35,569	440,032

Class C Shares
Shares sold	436,284	5,814,194	150,788	1,879,903
Reinvestment of dividends and distributions	33,561	434,620	—	—
Shares repurchased	(75,584)	(916,813)	(237,653)	(2,823,118)

	394,261	5,332,001	(86,865)	(943,215)

Institutional Shares
Shares sold	1,183,861	15,736,927	6,291,932	81,783,306
Reinvestment of dividends and distributions	400,931	5,352,429	—	—
Shares repurchased	(1,217,900)	(15,549,884)	(766,955)	(10,231,504)

	366,892	5,539,472	5,524,977	71,551,802

Service Shares
Shares sold	4,673	60,530	7,114	85,902
Reinvestment of dividends and distributions	72	953	—	—
Shares repurchased	(682)	(9,130)	(12,266)	(152,555)

	4,063	52,353	(5,152)	(66,653)

Class R Shares(b)
Shares sold	725	10,000	—	—
Reinvestment of dividends and distributions	52	684	—	—
Shares repurchased	—	—	—	—

	777	10,684	—	—

Class IR Shares(b)
Shares sold	725	10,000	—	—
Reinvestment of dividends and distributions	52	684	—	—
Shares repurchased	—	—	—	—

	777	10,684	—	—

NET INCREASE (DECREASE)	2,146,389	$30,262,775	506,636	$7,850,857

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations on November 30, 2007.
(c)	Commenced operations on January 31, 2008.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Strategic Growth Fund				All Cap Growth Fund(c)

For the Six Months Ended				For the Period Ended
February 29, 2008		For the Year Ended		February 29, 2008
(Unaudited)		August 31, 2007		(Unaudited)

Shares	Dollars	Shares	Dollars	Shares	Dollars

5,815,294	$61,217,907	2,576,050	$25,543,199	1,002	$10,020
—	—	—	—	—	—
46,239	493,959	17,396	166,869	—	—
(2,268,825)	(23,750,663)	(3,476,344)	(34,433,973)	(1)	(10)

3,592,708	37,961,203	(882,898)	(8,723,905)	1,001	10,010

215,873	2,159,010	91,309	876,811	—	—
—	—	—	—	—	—
(49,237)	(493,959)	(18,410)	(166,869)	—	—
(131,078)	(1,309,797)	(296,794)	(2,776,598)	—	—

35,558	355,254	(223,895)	(2,066,656)	—	—

193,248	1,956,344	194,037	1,842,182	1,001	10,010
—	—	—	—	—	—
(108,416)	(1,073,567)	(299,963)	(2,786,068)	(1)	(10)

84,832	882,777	(105,926)	(943,886)	1,000	10,000

2,706,928	29,556,819	3,735,600	37,943,959	196,002	1,960,021
—	—		—	—	—
(2,764,415)	(30,133,905)	(9,496,220)	(96,215,370)	(1)	(10)

(57,487)	(577,086)	(5,760,620)	(58,271,411)	196,001	1,960,011

—	—	62	587	—	—
—	—	—	—	—	—
—	—	(1,116)	(10,915)	—	—

—	—	(1,054)	(10,328)	—	—

—	—	—	—	1,002	10,020
—	—	—	—	—	—
—	—	—	—	(1)	(10)

—	—	—	—	1,001	10,010

—	—	—	—	1,001	10,010
—	—	—	—	—	—
—	—	—	—	(1)	(10)

—	—	—	—	1,000	10,000

3,655,611	$38,622,148	(6,974,393)	$(70,016,186)	200,003	$2,000,031

GOLDMAN SACHS CAPITAL GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$23.73	$(0.05)		$(2.03)	$(2.08)	$—	$(0.26)	$(0.26)
2008 - B	21.73	(0.12)		(1.86)	(1.98)	—	(0.26)	(0.26)
2008 - C	21.70	(0.12)		(1.85)	(1.97)	—	(0.26)	(0.26)
2008 - Institutional	24.54	—	(c)	(2.11)	(2.11)	—	(0.26)	(0.26)
2008 - Service	23.43	(0.06)		(2.00)	(2.06)	—	(0.26)	(0.26)
2008 - R (commenced November 30, 2007)	24.22	(0.03)		(2.55)	(2.58)	—	(0.26)	(0.26)
2008 - IR (commenced November 30, 2007)	24.22	—	(c)	(2.56)	(2.56)	—	(0.26)	(0.26)
FOR THE YEARS ENDED AUGUST 31,

2007 - A	20.62	(0.08)		3.19	3.11	—	—	—
2007 - B	19.03	(0.23)		2.93	2.70	—	—	—
2007 - C	18.99	(0.23)		2.94	2.71	—	—	—
2007 - Institutional	21.24	0.01		3.29	3.30	—	—	—
2007 - Service	20.38	(0.10)		3.15	3.05	—	—	—

2006 - A	20.06	(0.08)		0.65	0.57	(0.01)	—	(0.01)
2006 - B	18.63	(0.22)		0.62	0.40	—	—	—
2006 - C	18.60	(0.22)		0.61	0.39	—	—	—
2006 - Institutional	20.65	—	(c)	0.68	0.68	(0.09)	—	(0.09)
2006 - Service	19.86	(0.10)		0.65	0.55	(0.03)	—	(0.03)

2005 - A	18.31	0.05	(e)	1.70 (f)	1.75	—	—	—
2005 - B	17.13	(0.09	)(e)	1.59 (f)	1.50	—	—	—
2005 - C	17.10	(0.09	)(e)	1.59 (f)	1.50	—	—	—
2005 - Institutional	18.77	0.13	(e)	1.75 (f)	1.88	—	—	—
2005 - Service	18.14	0.01	(e)	1.71 (f)	1.72	—	—	—

2004 - A	17.07	(0.05)		1.29	1.24	—	—	—
2004 - B	16.09	(0.17)		1.21	1.04	—	—	—
2004 - C	16.07	(0.17)		1.20	1.03	—	—	—
2004 - Institutional	17.44	0.03		1.30	1.33	—	—	—
2004 - Service	16.94	(0.07)		1.27	1.20	—	—	—

2003 - A	15.44	—	(c)	1.63	1.63	—	—	—
2003 - B	14.66	(0.11)		1.54	1.43	—	—	—
2003 - C	14.64	(0.11)		1.54	1.43	—	—	—
2003 - Institutional	15.71	0.06		1.67	1.73	—	—	—
2003 - Service	15.33	(0.01)		1.62	1.61	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.11 per share and 0.56% of average net assets.
(f)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$21.39	(8.89)%	$1,543,706	1.38	%(d)	(0.40	)% (d)	1.42	%(d)	(0.44	)% (d)	52%
19.49	(9.25)	191,112	2.13	(d)	(1.18	)(d)	2.17	(d)	(1.22	)(d)	52
19.47	(9.21)	137,425	2.13	(d)	(1.18	)(d)	2.17	(d)	(1.22	)(d)	52
22.17	(8.71)	292,034	0.98	(d)	0.02	(d)	1.02	(d)	(0.02	)(d)	52
21.11	(8.91)	6,232	1.48	(d)	(0.50	)(d)	1.52	(d)	(0.54	)(d)	52
21.38	(10.77)	9	1.63	(d)	(0.57	)(d)	1.67	(d)	(0.61	)(d)	52
21.40	(10.69)	9	1.13	(d)	(0.04	)(d)	1.17	(d)	(0.08	)(d)	52

23.73	15.08	1,365,143	1.40		(0.35)		1.43		(0.38)		41
21.73	14.19	90,307	2.15		(1.09)		2.18		(1.12)		41
21.70	14.27	75,933	2.15		(1.09)		2.18		(1.12)		41
24.54	15.54	303,283	1.00		0.05		1.03		0.02		41
23.43	14.97	10,598	1.50		(0.44)		1.53		(0.47)		41

20.62	2.86	1,289,843	1.39		(0.41)		1.44		(0.45)		51
19.03	2.15	96,106	2.14		(1.16)		2.19		(1.21)		51
18.99	2.10	68,528	2.14		(1.16)		2.19		(1.21)		51
21.24	3.31	272,295	0.99		(0.01)		1.04		(0.05)		51
20.38	2.76	10,330	1.49		(0.51)		1.54		(0.55)		51

20.06	9.56	1,374,264	1.39		0.24	(e)	1.45		0.18	(e)	34
18.63	8.76	160,575	2.14		(0.48	)(e)	2.20		(0.54	)(e)	34
18.60	8.77	81,132	2.14		(0.49	)(e)	2.20		(0.55	)(e)	34
20.65	10.02	273,418	0.99		0.68	(e)	1.05		0.62	(e)	34
19.86	9.48	9,858	1.49		0.04	(e)	1.55		(0.02	)(e)	34

18.31	7.26	1,343,848	1.39		(0.26)		1.47		(0.34)		43
17.13	6.46	196,910	2.14		(1.01)		2.22		(1.09)		43
17.10	6.41	89,086	2.14		(1.01)		2.22		(1.09)		43
18.77	7.63	289,239	0.99		0.14		1.07		0.06		43
18.14	7.08	5,592	1.49		(0.36)		1.57		(0.44)		43

17.07	10.56	1,483,768	1.40		—		1.48		(0.08)		17
16.09	9.75	226,663	2.15		(0.74)		2.23		(0.82)		17
16.07	9.77	100,027	2.15		(0.74)		2.23		(0.82)		17
17.44	11.01	303,840	1.00		0.41		1.08		0.33		17
16.94	10.50	5,985	1.50		(0.10)		1.58		(0.18)		17

The accompanying notes are an integral part of these financial statements. 77

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$15.01	$(0.05)		$(1.09)	$(1.14)	$—	$(1.08)	$(1.08)
2008 - B	14.43	(0.10)		(1.04)	(1.14)	—	(1.08)	(1.08)
2008 - C	14.41	(0.09)		(1.05)	(1.14)	—	(1.08)	(1.08)
2008 - Institutional	15.27	(0.02)		(1.11)	(1.13)	—	(1.08)	(1.08)
2008 - Service	14.98	(0.05)		(1.09)	(1.14)	—	(1.08)	(1.08)
2008 - R (Commenced November 30, 2007)	15.38	(0.02)		(1.51)	(1.53)	—	(1.08)	(1.08)
2008 - IR Commenced November 30, 2007)	15.38	(0.01)		(1.50)	(1.51)	—	(1.08)	(1.08)
FOR THE YEARS ENDED AUGUST 31,

2007 - A	12.98	(0.06)		2.57	2.51	—	(0.48)	(0.48)
2007 - B	12.59	(0.16)		2.48	2.32	—	(0.48)	(0.48)
2007 - C	12.57	(0.16)		2.48	2.32	—	(0.48)	(0.48)
2007 - Institutional	13.15	—	(d)	2.60	2.60	—	(0.48)	(0.48)
2007 - Service	12.97	(0.07)		2.56	2.49	—	(0.48)	(0.48)

2006 - A	12.74	(0.06)		0.61	0.55	—	(0.31)	(0.31)
2006 - B	12.46	(0.15)		0.59	0.44	—	(0.31)	(0.31)
2006 - C	12.43	(0.16)		0.61	0.45	—	(0.31)	(0.31)
2006 - Institutional	12.89	(0.01)		0.62	0.61	(0.04)	(0.31)	(0.35)
2006 - Service	12.73	(0.07)		0.62	0.55	—	(0.31)	(0.31)

2005 - A	11.70	0.01	(f)	1.22	1.23	—	(0.19)	(0.19)
2005 - B	11.53	(0.09	)(f)	1.21	1.12	—	(0.19)	(0.19)
2005 - C	11.51	(0.09	)(f)	1.20	1.11	—	(0.19)	(0.19)
2005 - Institutional	11.79	0.05	(f)	1.24	1.29	—	(0.19)	(0.19)
2005 - Service	11.70	—	(f)	1.22	1.22	—	(0.19)	(0.19)

2004 - A	11.64	(0.07)		0.17	0.10	—	(0.04)	(0.04)
2004 - B	11.56	(0.16)		0.17	0.01	—	(0.04)	(0.04)
2004 - C	11.55	(0.16)		0.16	—	—	(0.04)	(0.04)
2004 - Institutional	11.68	(0.02)		0.17	0.15	—	(0.04)	(0.04)
2004 - Service	11.64	(0.07)		0.17	0.10	—	(0.04)	(0.04)
FOR THE PERIOD ENDED AUGUST 31,

2003 - A (commenced September 3, 2002)	10.00	(0.08)		1.72	1.64	—	—	—
2003 - B (commenced September 3, 2002)	10.00	(0.16)		1.72	1.56	—	—	—
2003 - C (commenced September 3, 2002)	10.00	(0.16)		1.71	1.55	—	—	—
2003 - Institutional (commenced September 3, 2002)	10.00	(0.03)		1.71	1.68	—	—	—
2003 - Service (commenced September 3, 2002)	10.00	(0.07)		1.71	1.64	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Amount is less than $0.005 per share.
(e)	Amount is less than $0.005% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.51% of average net assets.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$12.79	(8.45)%	$107,529	1.48	%(c)	(0.63	)% (c)	1.50	%(c)	(0.65	)% (c)	47%
12.21	(8.80)	1,523	2.23	(c)	(1.40	)(c)	2.25	(c)	(1.42	)(c)	47
12.19	(8.81)	1,857	2.23	(c)	(1.38	)(c)	2.25	(c)	(1.40	)(c)	47
13.06	(8.24)	176,915	1.08	(c)	(0.24	)(c)	1.10	(c)	(0.26	)(c)	47
12.76	(8.47)	2	1.58	(c)	(0.75	)(c)	1.60	(c)	(0.77	)(c)	47
12.77	(10.79)	9	1.73	(c)	(0.71	)(c)	1.75	(c)	(0.73	)(c)	47
12.79	(10.65)	9	1.23	(c)	(0.23	)(c)	1.25	(c)	(0.25	)(c)	47

15.01	19.66	92,015	1.48		(0.43)		1.54		(0.49)		50
14.43	18.74	997	2.23		(1.14)		2.29		(1.20)		50
14.41	18.77	797	2.23		(1.19)		2.29		(1.25)		50
15.27	20.10	190,603	1.08		—	(e)	1.14		(0.06)		50
14.98	19.52	2	1.58		(0.54)		1.64		(0.58)		50

12.98	4.32	70,352	1.48		(0.49)		1.64		(0.69)		48
12.59	3.52	380	2.23		(1.22)		2.39		(1.43)		48
12.57	3.62	507	2.23		(1.24)		2.39		(1.44)		48
13.15	4.75	117,767	1.08		(0.09)		1.24		(0.30)		48
12.97	4.33	2	1.51		(0.54)		1.68		(0.74)		48

12.74	10.52	62,366	1.48		0.06	(f)	1.71		(0.17	)(f)	46
12.46	9.71	115	2.23		(0.72	)(f)	2.46		(0.95	)(f)	46
12.43	9.64	401	2.23		(0.76	)(f)	2.46		(0.99	)(f)	46
12.89	10.95	85,571	1.08		0.40	(f)	1.31		0.17	(f)	46
12.73	10.43	2	1.58		(0.05	)(f)	1.81		(0.28	)(f)	46

11.70	0.84	61,216	1.48		(0.61)		1.79		(0.92)		28
11.53	0.06	96	2.23		(1.38)		2.54		(1.69)		28
11.51	(0.02)	247	2.23		(1.34)		2.54		(1.65)		28
11.79	1.26	45,464	1.08		(0.20)		1.39		(0.51)		28
11.70	0.84	2	1.58		(0.61)		1.89		(0.92)		28

11.64	16.40	49,494	1.48	(c)	(0.76	)(c)	2.65	(c)	(1.93	)(c)	19
11.56	15.60	92	2.23	(c)	(1.50	)(c)	3.40	(c)	(2.67	)(c)	19
11.55	15.50	20	2.23	(c)	(1.53	)(c)	3.40	(c)	(2.70	)(c)	19
11.68	16.80	27,810	1.08	(c)	(0.32	)(c)	2.25	(c)	(1.49	)(c)	19
11.64	16.40	2	1.58	(c)	(0.72	)(c)	2.75	(c)	(1.89	)(c)	19

The accompanying notes are an integral part of these financial statements. 79

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations

	Net asset					Distributions
	value,	Net		Net realized	Total from	to shareholders
	beginning	investment		and unrealized	investment	from net
Year - Share Class	of period	loss(a)		gain (loss)	operations	realized gains

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$25.20	$(0.05)		$(1.54)	$(1.59)	$(3.38)
2008 - B	23.72	(0.13)		(1.42)	(1.55)	(3.38)
2008 - C	23.55	(0.13)		(1.41)	(1.54)	(3.38)
2008 - Institutional	26.11	(0.01)		(1.60)	(1.61)	(3.38)
2008 - Service	24.95	(0.06)		(1.52)	(1.58)	(3.38)
2008 - R (commenced November 30, 2007)	25.44	(0.04)		(1.80)	(1.84)	(3.38)
2008 - IR (commenced November 30, 2007)	25.44	(0.01)		(1.81)	(1.82)	(3.38)
FOR THE YEARS ENDED AUGUST 31,

2007 - A	20.81	(0.21)		5.77	5.56	(1.17)
2007 - B	19.80	(0.36)		5.45	5.09	(1.17)
2007 - C	19.66	(0.36)		5.42	5.06	(1.17)
2007 - Institutional	21.45	(0.12)		5.95	5.83	(1.17)
2007 - Service	20.63	(0.23)		5.72	5.49	(1.17)

2006 - A	22.21	(0.19)		(0.09)	(0.28)	(1.12)
2006 - B	21.33	(0.34)		(0.07)	(0.41)	(1.12)
2006 - C	21.19	(0.34)		(0.07)	(0.41)	(1.12)
2006 - Institutional	22.77	(0.11)		(0.09)	(0.20)	(1.12)
2006 - Service	22.05	(0.21)		(0.09)	(0.30)	(1.12)

2005 - A	18.58	(0.20	)(d)	3.83	3.63	—
2005 - B	17.98	(0.34	)(d)	3.69	3.35	—
2005 - C	17.86	(0.34	)(d)	3.67	3.33	—
2005 - Institutional	18.97	(0.12	)(d)	3.92	3.80	—
2005 - Service	18.46	(0.23	)(d)	3.82	3.59	—

2004 - A	17.38	(0.15)		1.35	1.20	—
2004 - B	16.94	(0.28)		1.32	1.04	—
2004 - C	16.83	(0.28)		1.31	1.03	—
2004 - Institutional	17.67	(0.08)		1.38	1.30	—
2004 - Service	17.29	(0.17)		1.34	1.17	—

2003 - A	14.09	(0.12)		3.41	3.29	—
2003 - B	13.84	(0.22)		3.32	3.10	—
2003 - C	13.74	(0.22)		3.31	3.09	—
2003 - Institutional	14.27	(0.06)		3.46	3.40	—
2003 - Service	14.03	(0.13)		3.39	3.26	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.03% of average net assets.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

							Ratios assuming no
							expenses reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		loss		total expenses		loss		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$20.23	(7.85)%	$807,560	1.46	%(c)	(0.46	)% (c)	1.46	%(c)	(0.46	)% (c)	43%
18.79	(8.20)	53,843	2.21	(c)	(1.21	)(c)	2.21	(c)	(1.21	)(c)	43
18.63	(8.22)	112,224	2.21	(c)	(1.21	)(c)	2.21	(c)	(1.21	)(c)	43
21.12	(7.65)	859,811	1.06	(c)	(0.05	)(c)	1.06	(c)	(0.05	)(c)	43
19.99	(7.90)	11,297	1.56	(c)	(0.56	)(c)	1.56	(c)	(0.56	)(c)	43
20.22	(8.77)	9	1.71	(c)	(0.73	)(c)	1.71	(c)	(0.73	)(c)	43
20.24	(8.68)	9	1.21	(c)	(0.21	)(c)	1.21	(c)	(0.21	)(c)	43

25.20	27.46	954,089	1.47		(0.90)		1.48		(0.91)		67
23.72	26.45	64,011	2.22		(1.66)		2.23		(1.67)		67
23.55	26.49	126,425	2.22		(1.65)		2.23		(1.66)		67
26.11	27.92	853,836	1.07		(0.50)		1.08		(0.51)		67
24.95	27.36	11,597	1.57		(1.00)		1.58		(1.01)		67

20.81	(1.46)	908,135	1.47		(0.89)		1.47		(0.89)		82
19.80	(2.16)	69,240	2.22		(1.64)		2.22		(1.64)		82
19.66	(2.17)	113,383	2.22		(1.64)		2.22		(1.64)		82
21.45	(1.06)	771,166	1.07		(0.49)		1.07		(0.49)		82
20.63	(1.56)	10,961	1.57		(0.99)		1.57		(0.99)		82

22.21	19.54	936,312	1.49		(0.94	)(d)	1.49		(0.94	)(d)	62
21.33	18.63	91,286	2.24		(1.69	)(d)	2.24		(1.69	)(d)	62
21.19	18.65	112,420	2.24		(1.69	)(d)	2.24		(1.69	)(d)	62
22.77	20.03	739,739	1.09		(0.54	)(d)	1.09		(0.54	)(d)	62
22.05	19.45	8,242	1.59		(1.04	)(d)	1.59		(1.04	)(d)	62

18.58	6.90	615,510	1.49		(0.80)		1.49		(0.80)		51
17.98	6.14	85,969	2.24		(1.55)		2.24		(1.55)		51
17.86	6.12	69,067	2.24		(1.55)		2.24		(1.55)		51
18.97	7.36	290,601	1.09		(0.40)		1.09		(0.40)		51
18.46	6.77	1,464	1.59		(0.87)		1.59		(0.87)		51

17.38	23.35	441,187	1.53		(0.80)		1.53		(0.80)		66
16.94	22.40	85,601	2.28		(1.56)		2.28		(1.56)		66
16.83	22.49	63,358	2.28		(1.56)		2.28		(1.56)		66
17.67	23.83	189,498	1.13		(0.41)		1.13		(0.41)		66
17.29	23.24	539	1.63		(0.90)		1.63		(0.90)		66

The accompanying notes are an integral part of these financial statements. 81

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$13.48	$(0.05)	$(1.00)	$(1.05)	$—	$(0.94)	$(0.94)
2008 - B	13.22	(0.10)	(0.97)	(1.07)	—	(0.94)	(0.94)
2008 - C	13.21	(0.10)	(0.96)	(1.06)	—	(0.94)	(0.94)
2008 - Institutional	13.55	(0.03)	(1.00)	(1.03)	—	(0.94)	(0.94)
2008 - Service	13.40	(0.06)	(0.99)	(1.05)	—	(0.94)	(0.94)
2008 - R (commenced November 30, 2007)	13.79	(0.03)	(1.34)	(1.37)	—	(0.94)	(0.94)
2008 - IR (commenced November 30, 2007)	13.79	(0.02)	(1.34)	(1.36)	—	(0.94)	(0.94)
FOR THE YEARS ENDED AUGUST 31,

2007 - A	10.42	(0.11)	3.17	3.06	—	—	—
2007 - B	10.30	(0.20)	3.12	2.92	—	—	—
2007 - C	10.30	(0.20)	3.11	2.91	—	—	—
2007 - Institutional	10.44	(0.06)	3.17	3.11	—	—	—
2007 - Service	10.37	(0.12)	3.15	3.03	—	—	—

2006 - A	10.40	(0.09)	0.22	0.13	— (d)	(0.11)	(0.11)
2006 - B	10.36	(0.16)	0.21	0.05	—	(0.11)	(0.11)
2006 - C	10.36	(0.16)	0.21	0.05	—	(0.11)	(0.11)
2006 - Institutional	10.38	(0.04)	0.21	0.17	— (d)	(0.11)	(0.11)
2006 - Service	10.37	(0.10)	0.21	0.11	—	(0.11)	(0.11)
FOR THE PERIOD ENDED AUGUST 31,

2005 - A (commenced June 30, 2005)	10.00	(0.01)	0.41	0.40	—	—	—
2005 - B (commenced June 30, 2005)	10.00	(0.02)	0.38	0.36	—	—	—
2005 - C (commenced June 30, 2005)	10.00	(0.02)	0.38	0.36	—	—	—
2005 - Institutional (commenced June 30, 2005)	10.00	— (d)	0.38	0.38	—	—	—
2005 - Service (commenced June 30, 2005)	10.00	(0.01)	0.38	0.37	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Amount is less than $0.005 per share.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$11.49	(8.69)%	$37,223	1.50	%(c)	(0.78	)% (c)	1.66	%(c)	(0.94	)% (c)	29%
11.21	(9.03)	3,231	2.25	(c)	(1.54	)(c)	2.41	(c)	(1.70	)(c)	29
11.21	(8.96)	9,906	2.25	(c)	(1.54	)(c)	2.41	(c)	(1.70	)(c)	29
11.58	(8.50)	69,737	1.10	(c)	(0.39	)(c)	1.26	(c)	(0.55	)(c)	29
11.41	(8.75)	156	1.60	(c)	(0.90	)(c)	1.76	(c)	(1.06	)(c)	29
11.48	(10.82)	9	1.75	(c)	(1.08	)(c)	1.91	(c)	(1.24	)(c)	29
11.49	(10.75)	9	1.25	(c)	(0.52	)(c)	1.41	(c)	(0.68	)(c)	29

13.48	29.37	26,423	1.50		(0.89)		1.64		(1.03)		68
13.22	28.35	2,477	2.25		(1.64)		2.39		(1.78)		68
13.21	28.25	6,472	2.25		(1.64)		2.39		(1.78)		68
13.55	29.79	76,637	1.10		(0.49)		1.24		(0.63)		68
13.40	29.22	129	1.60		(0.99)		1.74		(1.13)		68

10.42	1.24	72,124	1.49		(0.79)		2.05		(1.35)		64
10.30	0.45	1,563	2.25		(1.56)		3.15		(2.47)		64
10.30	0.45	5,937	2.25		(1.54)		2.82		(2.12)		64
10.44	1.63	1,360	1.07		(0.38)		6.98		(6.29)		64
10.37	1.04	153	1.61		(0.95)		2.46		(1.81)		64

10.40	4.00	569	1.50	(c)	(0.69	)(c)	16.73	(c)	(15.92	)(c)	3
10.36	3.60	69	2.25	(c)	(1.42	)(c)	17.48	(c)	(16.65	)(c)	3
10.36	3.60	19	2.25	(c)	(1.35	)(c)	17.48	(c)	(16.58	)(c)	3
10.38	3.80	5,415	1.10	(c)	(0.13	)(c)	16.33	(c)	(15.36	)(c)	3
10.37	3.70	10	1.60	(c)	(0.62	)(c)	16.83	(c)	(15.85	)(c)	3

The accompanying notes are an integral part of these financial statements. 83

GOLDMAN SACHS STRATEGIC GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
						Distributions
	Net asset					to shareholders
	value,	Net		Net realized	Total from	from net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$10.49	$(0.02)		$(0.79)	$(0.81)	$—
2008 - B	9.86	(0.06)		(0.73)	(0.79)	—
2008 - C	9.88	(0.06)		(0.74)	(0.80)	—
2008 - Institutional	10.79	—	(c)	(0.81)	(0.81)	—
2008 - Service	10.52	0.01		(0.80)	(0.79)	—
FOR THE YEARS ENDED AUGUST 31,

2007 - A	9.03	(0.04)		1.50	1.46	—
2007 - B	8.55	(0.11)		1.42	1.31	—
2007 - C	8.57	(0.11)		1.42	1.31	—
2007 - Institutional	9.25	—	(c)	1.54	1.54	—
2007 - Service	9.06	(0.05)		1.51	1.46	—

2006 - A	8.75	(0.05)		0.33	0.28	—
2006 - B	8.35	(0.11)		0.31	0.20	—
2006 - C	8.36	(0.11)		0.32	0.21	—
2006 - Institutional	8.94	(0.01)		0.33	0.32	(0.01)
2006 - Service	8.77	(0.05)		0.34	0.29	—

2005 - A	8.07	0.01	(e)	0.67	0.68	— (c)
2005 - B	7.76	(0.05	)(e)	0.64	0.59	—
2005 - C	7.78	(0.05	)(e)	0.63	0.58	—
2005 - Institutional	8.25	0.05	(e)	0.68	0.73	(0.04)
2005 - Service	8.10	—	(c) (e)	0.67	0.67	— (c)

2004 - A	7.79	(0.04)		0.32	0.28	—
2004 - B	7.55	(0.10)		0.31	0.21	—
2004 - C	7.56	(0.10)		0.32	0.22	—
2004 - Institutional	7.93	(0.01)		0.33	0.32	—
2004 - Service	7.82	(0.05)		0.33	0.28	—

2003 - A	6.95	(0.03)		0.87	0.84	—
2003 - B	6.79	(0.08)		0.84	0.76	—
2003 - C	6.80	(0.09)		0.85	0.76	—
2003 - Institutional	7.05	(0.01)		0.89	0.88	—
2003 - Service	6.97	(0.03)		0.88	0.85	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.57% of average net assets.
(f)	Amount is less than 0.005% per share.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$9.68	(7.72)%	$162,783	1.44	%(d)	(0.38	)% (d)	1.53	%(d)	(0.47	)% (d)	37%
9.07	(8.01)	6,371	2.19	(d)	(1.12	)(d)	2.28	(d)	(1.21	)(d)	37
9.08	(8.10)	10,777	2.19	(d)	(1.14	)(d)	2.28	(d)	(1.23	)(d)	37
9.98	(7.51)	140,103	1.04	(d)	0.01	(d)	1.13	(d)	(0.08	)(d)	37
9.73	(7.51)	3	1.54	(d)	0.13	(d)	1.63	(d)	0.04	(d)	37

10.49	16.17	138,613	1.45		(0.41)		1.51		(0.47)		50
9.86	15.32	6,574	2.20		(1.17)		2.26		(1.23)		50
9.88	15.29	10,878	2.20		(1.16)		2.26		(1.22)		50
10.79	16.65	152,059	1.05		(0.02)		1.11		(0.08)		50
10.52	16.11	3	1.55		(0.55)		1.61		(0.61)		50

9.03	3.20	127,318	1.44		(0.52)		1.56		(0.64)		53
8.55	2.40	7,619	2.19		(1.27)		2.30		(1.38)		53
8.57	2.51	10,344	2.19		(1.27)		2.31		(1.39)		53
9.25	3.56	183,697	1.04		(0.12)		1.16		(0.24)		53
9.06	3.31	12	1.54		(0.45)		1.65		(0.55)		53

8.75	8.44	164,330	1.44		0.12	(e)	1.57		(0.01	)(e)	46
8.35	7.60	10,195	2.19		(0.62	)(e)	2.32		(0.75	)(e)	46
8.36	7.46	11,392	2.19		(0.64	)(e)	2.32		(0.77	)(e)	46
8.94	8.82	155,546	1.04		0.54	(e)	1.17		0.41	(e)	46
8.77	8.27	261	1.54		—	(e) (f)	1.67		(0.13	)(e)	46

8.07	3.59	173,243	1.44		(0.47)		1.55		(0.58)		19
7.76	2.78	11,537	2.19		(1.22)		2.30		(1.33)		19
7.78	2.91	11,491	2.19		(1.22)		2.30		(1.33)		19
8.25	4.04	129,083	1.04		(0.07)		1.15		(0.18)		19
8.10	3.58	297	1.54		(0.58)		1.65		(0.69)		19

7.79	12.09	146,867	1.45		(0.49)		1.62		(0.66)		14
7.55	11.19	11,452	2.20		(1.24)		2.37		(1.41)		14
7.56	11.18	8,979	2.20		(1.24)		2.37		(1.41)		14
7.93	12.48	93,806	1.05		(0.09)		1.22		(0.26)		14
7.82	12.20	1	1.55		(0.44)		1.72		(0.61)		14

The accompanying notes are an integral part of these financial statements. 85

GOLDMAN SACHS ALL CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout The Period

		Income (loss) from
		investment operations

	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
Year - Share Class	of period	income(a)(b)	loss	operations

FOR THE PERIOD ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (Commenced January 31, 2008)	$10.00	$—	$(0.16)	$(0.16)
2008 - C (Commenced January 31, 2008)	10.00	—	(0.17)	(0.17)
2008 - Institutional (Commenced January 31, 2008)	10.00	—	(0.16)	(0.16)
2008 - R (Commenced January 31, 2008)	10.00	—	(0.16)	(0.16)
2008 - IR (Commenced January 31, 2008)	10.00	—	(0.16)	(0.16)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Amount is less than 0.005% per share.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALL CAP GROWTH FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	loss	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)	net assets(d)	net assets(d)	net assets(d)	rate

$9.84	(1.60)%	$10	1.45%	0.25%	24.83%	(22.12)%	9%
9.83	(1.70)	10	2.20	(0.51)	25.58	(23.90)	9
9.84	(1.60)	1,929	1.05	0.61	24.43	(22.75)	9
9.84	(1.60)	10	1.70	— (e)	25.08	(23.37)	9
9.84	(1.60)	10	1.20	0.51	24.58	(22.88)	9

The accompanying notes are an integral part of these financial statements. 87

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended February 29, 2008
          As a shareholder of Class A, Class B, Class C, Institutional, Service, Class R or Class IR Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 through February 29, 2008.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Capital Growth Fund				Concentrated Growth Fund				Growth Opportunities Fund				Small/Mid Cap Growth Fund				Strategic Growth Fund				All Cap Growth Fund‡

				Expenses				Expenses				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the 6	Beginning	Ending		the 6	Beginning	Ending		the 6	Beginning	Ending		the 6	Beginning	Ending		the 6	Beginning	Ending		the
	Account	Account		months	Account	Account		months	Account	Account		months	Account	Account		months	Account	Account		months	Account	Account		period
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/07	2/29/08		2/29/08*	9/1/07	2/29/08		2/29/08*	9/1/07	2/29/08		2/29/08*	9/1/07	2/29/08		2/29/08*	9/1/07	2/29/08		2/29/08*	1/31/08	2/29/08		2/29/08*

Class A
Actual	$1,000	$911.10		$6.58	$1,000	$915.50		$7.06	$1,000	$921.50		$6.97	$1,000	$913.10		$7.14	$1,000	$922.80		$6.90	$1,000	$984.00		$1.14
Hypothetical (5% return before expenses)	1,000	1,017.98	+	6.94	1,000	1,017.50	+	7.43	1,000	1,017.61	+	7.32	1,000	1,017.40	+	7.53	1,000	1,017.69	+	7.24	1,000	1,002.91	+	1.15

Class B
Actual	1,000	907.50		10.10	1,000	912.00		10.62	1,000	918.00		10.54	1,000	909.70		10.68	1,000	919.90		10.46	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000	1,014.27	+	10.67	1,000	1,013.76	+	11.18	1,000	1,013.87	+	11.07	1,000	1,013.68	+	11.26	1,000	1,013.97	+	10.97	N/A	N/A		N/A

Class C
Actual	1,000	907.90		10.10	1,000	911.90		10.60	1,000	917.80		10.54	1,000	910.40		10.70	1,000	919.00		10.45	1,000	983.00		1.73
Hypothetical (5% return before expenses)	1,000	1,014.27	+	10.67	1,000	1,013.77	+	11.17	1,000	1,013.87	+	11.07	1,000	1,013.66	+	11.28	1,000	1,013.97	+	10.97	1,000	1,002.22	+	1.75

Institutional
Actual	1,000	912.90		4.68	1,000	917.60		5.15	1,000	923.50		5.07	1,000	915.00		5.22	1,000	924.90		4.98	1,000	984.00		0.82
Hypothetical (5% return before expenses)	1,000	1,019.97	+	4.94	1,000	1,019.49	+	5.42	1,000	1,019.59	+	5.33	1,000	1,019.41	+	5.51	1,000	1,019.69	+	5.22	1,000	1,003.13	+	0.83

Service
Actual	1,000	910.90		7.03	1,000	915.30		7.52	1,000	921.00		7.45	1,000	912.50		7.61	1,000	924.90		7.37	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000	1,017.50	+	7.42	1,000	1,017.01	+	7.92	1,000	1,017.11	+	7.82	1,000	1,016.91	+	8.02	1,000	1,017.21	+	7.72	N/A	N/A		N/A

Class R #
Actual	1,000	892.30		3.75	1,000	893.50		3.98	1,000	912.30		3.85	1,000	891.80		4.03	N/A	N/A		N/A	1,000	984.00		1.34
Hypothetical (5% return before expenses)	1,000	1,008.19	+	3.98	1,000	1,007.95	+	4.22	1,000	1,008.13	+	4.04	1,000	1,007.90	+	4.27	N/A	N/A		N/A	1,000	1,002.76	+	1.35

Class IR #
Actual	1,000	893.10		2.60	1,000	892.10		2.83	1,000	913.20		2.81	1,000	892.50		2.88	N/A	N/A		N/A	1,000	984.00		0.94
Hypothetical (5% return before expenses)	1,000	1,012.16	+	2.76	1,000	1,012.16	+	3.01	1,000	1,012.16	+	2.95	1,000	1,012.16	+	3.06	N/A	N/A		N/A	1,000	1,003.96	+	0.95

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class R	Class IR

Capital Growth	1.38%	2.13%	2.13%	0.98%	1.48%	1.63%	1.13%
Concentrated Growth	1.48	2.23	2.23	1.08	1.58	1.73	1.23
Growth Opportunities	1.46	2.21	2.21	1.06	1.56	1.66	1.21
Small Mid/Cap Growth	1.50	2.25	2.25	1.10	1.60	1.75	1.25
Strategic Growth	1.44	2.19	2.19	1.04	1.54	N/A	N/A
All Cap Growth	1.45	N/A	2.20	1.05	N/A	1.70	1.20

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

#	Class R and Class IR commenced operations on November 30, 2007.

‡	Commenced operations on January 31, 2008.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $809.2 billion in assets under management as of December 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government
Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities
Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
▪  Local Emerging Markets
Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap
Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  All Cap Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap
Growth Fund
▪  Small Cap Value Fund

Asset Allocation[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity

▪  Structured International Equity Fund
▪  Structured International Equity
Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund
▪  Japanese Equity Fund
▪  Structured International Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets
Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets
Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and Premium Fund
▪  International Equity Dividend and
Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Structured International Tax-Managed
Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation, Retirement Strategies or Specialty category.
 The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary
GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended November 30, 2004 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
All Funds in this report may invest in foreign securities, which may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Funds may be unable to sell certain of their portfolio securities without a substantial drop in price, if at all. The Small/ Mid Cap Growth Fund and All Cap Growth Fund may also invest in foreign securities and emerging market securities. Foreign and emerging market securities may be more volatile than investment in U.S. securities and will be subject to the risks of currency fluctuations and political developments.
The Capital Growth, Strategic Growth, Concentrated Growth, Growth Opportunities and All Cap Growth Funds may participate in the Initial Public Offering (IPO) market, and a portion of the Funds’ returns consequently may be attributable to their investment in IPOs. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. When a fund’s asset base is small, IPOs may have a magnified impact on the fund’s performance. As a fund’s assets grow, it is probable that the effect of the fund’s investment in IPOs on its total returns may not be as significant, which could reduce the fund’s performance.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-7044 GROWTHSAR / 209K / 04-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 8, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 8, 2008